ANNUAL REPORT
NASSAU LIFE VARIABLE
UNIVERSAL LIFE ACCOUNT
December 31, 2018

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares		DWS Equity 500 Index VIP – Class A		DWS Small Cap Index VIP – Class A
Assets:
Investments at fair value	$ 6,445,797		$ 2,718,790		$ 28,939,784		$ 1,112,645
Total assets	$ 6,445,797		$ 2,718,790		$ 28,939,784		$ 1,112,645
Total net assets	$ 6,445,797		$ 2,718,790		$ 28,939,784		$ 1,112,645
Units outstanding	2,633,267		1,188,847		9,998,988		523,292
Investment shares held	94,694		28,026		1,531,206		74,325
Investments at cost	$ 5,931,001		$ 2,283,969		$ 25,000,012		$ 1,042,990
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 3.65	82,830	$ 2.42	63,757	$ 3.14	2,187,298	$ 2.24	53,576
Estate Edge® Unit value (years 1-15)	$ -	-	$ -	-	$ 2.73	115,508	$ -	-
Unit value (years 16+)	$ 2.37	838,816	$ 2.32	232,961	$ 2.85	2,926,264	$ 2.14	161,217
Estate Strategies	$ -	-	$ 2.32	22,970	$ 2.93	11,005	$ -	-
Executive Benefit VUL	$ -	-	$ -	-	$ 3.14	196,193	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 2.34	492,393	$ 2.22	471,432	$ 2.73	2,193,822	$ 2.06	166,687
Unit value (years 16+)	$ 2.44	1,193,278	$ 2.32	390,410	$ 2.85	2,169,505	$ 2.14	136,152
Phoenix Benefit Choice VULSM	$ -	-	$ 2.42	3,708	$ 2.12	10,667	$ -	-
The Phoenix Edge®	$ -	-	$ 2.30	3,609	$ 2.88	140,071	$ 2.12	3,912
The Phoenix Edge® – SPVL	$ 3.51	25,950	$ -	-	$ 3.14	48,655	$ 2.24	1,748
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares		Federated High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® Portfolio – Service Class
Assets:
Investments at fair value	$ 13,937,503		$ 22,601,531		$ 5,067,294		$ 32,419,834
Total assets	$ 13,937,503		$ 22,601,531		$ 5,067,294		$ 32,419,834
Total net assets	$ 13,937,503		$ 22,601,531		$ 5,067,294		$ 32,419,834
Units outstanding	7,491,547		23,048,261		1,910,120		11,398,880
Investment shares held	1,324,858		22,601,526		834,810		1,014,071
Investments at cost	$ 14,705,380		$ 22,601,528		$ 5,866,428		$ 29,729,295
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.93	157,693	$ 1.02	596,110	$ 3.19	79,069	$ 3.54	348,957
Estate Edge® Unit value (years 1-15)	$ 1.80	26,190	$ 0.95	80,760	$ 2.54	117,091	$ 2.69	157,388
Unit value (years 16+)	$ 1.88	1,510,151	$ 0.99	9,067,311	$ 2.65	482,890	$ 2.80	2,701,101
Estate Strategies	$ 1.70	8,768	$ 0.98	2,960	$ 2.97	650	$ 3.48	14,976
Executive Benefit VUL	$ 1.82	28,954	$ 1.02	1,077,858	$ -	-	$ 3.76	177,204
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.81	2,437,091	$ 0.95	4,593,600	$ 2.53	450,151	$ 2.73	3,204,546
Unit value (years 16+)	$ 1.89	2,964,713	$ 0.99	7,048,426	$ 2.64	658,206	$ 2.85	4,604,890
Phoenix Benefit Choice VULSM	$ 1.36	18,731	$ 1.02	5,813	$ -	-	$ 1.91	23,031
Phoenix Joint Edge® VUL	$ -	-	$ 1.02	5,964	$ 2.04	3,538	$ 2.21	4,478
The Phoenix Edge®	$ 1.69	27,152	$ 0.97	50,032	$ 2.71	10,275	$ 3.23	60,478
The Phoenix Edge® – SPVL	$ 1.87	312,104	$ 1.02	519,427	$ 3.02	108,250	$ 3.74	101,831
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class		Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income VIP Fund – Class 2
Assets:
Investments at fair value	$ 10,156,706		$ 11,109,166		$ 8,553,415		$ 3,706,771
Total assets	$ 10,156,706		$ 11,109,166		$ 8,553,415		$ 3,706,771
Total net assets	$ 10,156,706		$ 11,109,166		$ 8,553,415		$ 3,706,771
Units outstanding	4,188,787		6,066,550		5,581,454		2,097,789
Investment shares held	267,634		176,813		701,100		251,477
Investments at cost	$ 5,541,541		$ 8,944,886		$ 8,989,403		$ 3,917,124
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 3.55	45,497	$ 2.30	141,545	$ 1.59	401,982	$ 1.91	13,261
Estate Edge® Unit value (years 1-15)	$ 2.36	103,972	$ 1.72	182,898	$ 1.45	11,994	$ 1.73	58,697
Unit value (years 16+)	$ 2.46	403,159	$ 1.80	1,428,935	$ 1.51	1,179,745	$ 1.80	437,950
Estate Strategies	$ -	-	$ 2.50	17,375	$ -	-	$ -	-
Executive Benefit VUL	$ -	-	$ -	-	$ 1.59	1,942,034	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 2.36	2,699,944	$ 1.77	1,589,676	$ 1.45	1,145,814	$ 1.73	923,122
Unit value (years 16+)	$ 2.46	826,391	$ 1.84	2,566,979	$ 1.51	807,255	$ 1.80	579,091
Phoenix Benefit Choice VULSM	$ 2.52	8,094	$ 2.15	1,717	$ 1.54	13,841	$ 1.66	1,963
Phoenix Joint Edge® VUL	$ 2.99	5,400	$ -	-	$ 1.54	4,812	$ 1.76	21,996
The Phoenix Edge®	$ 2.91	14,325	$ 2.18	35,851	$ -	-	$ 1.79	30,043
The Phoenix Edge® – SPVL	$ 3.55	82,005	$ 2.31	101,574	$ 1.59	73,977	$ 1.91	31,666
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund		Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
Assets:
Investments at fair value	$ 12,751,054		$ 152,740		$ 5,528,273		$ 1,026,509
Total assets	$ 12,751,054		$ 152,740		$ 5,528,273		$ 1,026,509
Total net assets	$ 12,751,054		$ 152,740		$ 5,528,273		$ 1,026,509
Units outstanding	4,508,629		83,394		2,894,110		556,230
Investment shares held	732,819		11,580		96,733		33,177
Investments at cost	$ 13,482,350		$ 146,444		$ 4,489,312		$ 1,052,612
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.46	344,007	$ -	-	$ 1.97	77,986	$ 1.97	51,045
Estate Edge® Unit value (years 1-15)	$ 2.83	23,713	$ -	-	$ 1.87	154,565	$ -	-
Unit value (years 16+)	$ 2.96	1,068,933	$ 1.85	2,524	$ 1.94	438,626	$ 1.86	92,643
Estate Strategies	$ -	-	$ -	-	$ 1.92	15,759	$ -	-
Executive Benefit VUL	$ 2.46	74,454	$ -	-	$ 1.97	242,813	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 2.79	1,215,976	$ 1.78	33,581	$ 1.87	1,214,368	$ 1.78	191,158
Unit value (years 16+)	$ 2.92	1,561,954	$ 1.85	42,793	$ 1.94	694,304	$ 1.86	205,052
Phoenix Benefit Choice VULSM	$ 1.49	2,106	$ -	-	$ 1.97	822	$ -	-
Phoenix Joint Edge® VUL	$ 1.75	19,648	$ -	-	$ -	-	$ -	-
The Phoenix Edge®	$ 2.67	13,938	$ -	-	$ -	-	$ -	-
The Phoenix Edge® – SPVL	$ 2.54	183,900	$ 2.01	4,496	$ 1.97	54,867	$ 1.97	16,332
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares		Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Assets:
Investments at fair value	$ 2,057,727		$ 1,845,374		$ 771,203		$ 2,977,540
Total assets	$ 2,057,727		$ 1,845,374		$ 771,203		$ 2,977,540
Total net assets	$ 2,057,727		$ 1,845,374		$ 771,203		$ 2,977,540
Units outstanding	1,101,261		912,328		349,383		1,403,953
Investment shares held	128,287		168,220		119,381		268,731
Investments at cost	$ 2,199,405		$ 2,277,522		$ 1,206,758		$ 3,212,660
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.00	31,521	$ 2.20	24,201	$ -	-	$ 2.28	105,979
Estate Edge® Unit value (years 1-15)	$ 1.81	953	$ 1.96	40,692	$ 2.15	21,743	$ 2.05	3,020
Unit value (years 16+)	$ 1.88	531,742	$ 2.05	284,548	$ 2.24	159,165	$ 2.14	394,796
Estate Strategies	$ -	-	$ 2.08	2,836	$ 2.27	758	$ 2.16	8,433
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.81	271,682	$ 1.96	292,436	$ 2.15	113,694	$ 2.05	409,083
Unit value (years 16+)	$ 1.88	251,457	$ 2.05	251,302	$ 2.24	47,514	$ 2.14	457,709
Phoenix Benefit Choice VULSM	$ -	-	$ -	-	$ -	-	$ 1.92	10,005
The Phoenix Edge®	$ 1.88	10,078	$ -	-	$ -	-	$ -	-
The Phoenix Edge® – SPVL	$ 2.00	3,828	$ 2.20	16,313	$ 2.40	6,509	$ 2.28	14,928
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares		Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Assets:
Investments at fair value	$ 11,461,905		$ 4,101,427		$ 2,587,194		$ 8,064,332
Total assets	$ 11,461,905		$ 4,101,427		$ 2,587,194		$ 8,064,332
Total net assets	$ 11,461,905		$ 4,101,427		$ 2,587,194		$ 8,064,332
Units outstanding	5,978,160		2,302,900		1,636,796		5,636,858
Investment shares held	373,961		206,517		245,697		847,094
Investments at cost	$ 11,433,836		$ 4,589,289		$ 2,625,210		$ 8,990,609
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.08	228,933	$ 1.93	77,219	$ 1.65	119,535	$ -	-
Estate Edge® Unit value (years 1-15)	$ 1.86	133,001	$ 1.73	97,195	$ -	-	$ -	-
Unit value (years 16+)	$ 1.94	1,285,495	$ 1.80	690,370	$ 1.61	401,388	$ 1.45	2,415,096
Estate Strategies	$ 1.97	7,568	$ -	-	$ -	-	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.86	2,490,064	$ 1.73	830,212	$ 1.54	795,343	$ 1.39	2,015,708
Unit value (years 16+)	$ 1.94	1,595,122	$ 1.80	513,988	$ 1.61	311,369	$ 1.45	1,161,844
Phoenix Benefit Choice VULSM	$ 1.63	15,151	$ 1.57	1,038	$ -	-	$ -	-
Phoenix Joint Edge® VUL	$ -	-	$ 1.86	1,685	$ -	-	$ -	-
The Phoenix Edge®	$ 1.94	8,797	$ 1.80	8,939	$ -	-	$ -	-
The Phoenix Edge® – SPVL	$ 2.08	214,029	$ 1.93	82,254	$ 1.65	9,161	$ 1.49	44,210
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II		Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Assets:
Investments at fair value	$ 6,646,104		$ 1,929,408		$ 2,814,771		$ 428,449
Total assets	$ 6,646,104		$ 1,929,408		$ 2,814,771		$ 428,449
Total net assets	$ 6,646,104		$ 1,929,408		$ 2,814,771		$ 428,449
Units outstanding	4,354,598		1,492,534		1,419,974		369,992
Investment shares held	684,460		198,703		212,275		19,334
Investments at cost	$ 7,049,138		$ 2,147,763		$ 3,727,597		$ 450,681
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.59	172,076	$ 1.35	29,631	$ 2.16	6,485	$ -	-
Estate Edge® Unit value (years 1-15)	$ 1.49	182,596	$ 1.26	95,612	$ 1.95	62,688	$ -	-
Unit value (years 16+)	$ 1.56	973,135	$ 1.32	274,364	$ 2.03	103,081	$ 1.17	83,654
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.49	1,993,506	$ 1.26	623,145	$ 1.95	968,031	$ 1.15	173,524
Unit value (years 16+)	$ 1.56	1,020,177	$ 1.32	445,221	$ 2.03	140,624	$ 1.17	80,340
Phoenix Benefit Choice VULSM	$ -	-	$ -	-	$ 1.92	6,337	$ 1.18	1,585
Phoenix Joint Edge® VUL	$ -	-	$ -	-	$ 2.09	6,631	$ 1.18	2,707
The Phoenix Edge®	$ -	-	$ -	-	$ -	-	$ 1.16	23,695
The Phoenix Edge® – SPVL	$ 1.59	13,108	$ 1.35	24,561	$ 2.16	126,097	$ 1.18	4,487
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Oppenheimer Capital Appreciation Fund/VA- Service Shares		Oppenheimer Global Fund/VA – Service Shares		Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Assets:
Investments at fair value	$ 979,424		$ 1,829,781		$ 3,085,190		$ 1,526,375
Total assets	$ 979,424		$ 1,829,781		$ 3,085,190		$ 1,526,375
Total net assets	$ 979,424		$ 1,829,781		$ 3,085,190		$ 1,526,375
Units outstanding	517,212		1,022,423		1,588,468		2,819,792
Investment shares held	20,499		48,755		154,028		250,636
Investments at cost	$ 1,042,167		$ 1,827,652		$ 3,134,427		$ 3,465,648
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 2.00	808	$ 1.92	55,784	$ 2.11	2,317	$ 0.59	38,369
Estate Edge® Unit value (years 1-15)	$ 1.81	1,363	$ -	-	$ 1.90	46,769	$ 0.53	58,628
Unit value (years 16+)	$ 1.89	159,805	$ 1.81	242,562	$ 1.98	319,447	$ 0.56	601,820
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.81	108,038	$ 1.73	329,903	$ 1.90	841,470	$ 0.53	1,644,529
Unit value (years 16+)	$ 1.89	135,370	$ 1.81	394,174	$ 1.98	330,934	$ 0.56	416,533
Phoenix Benefit Choice VULSM	$ -	-	$ -	-	$ 2.11	5,719	$ 0.51	13,468
Phoenix Joint Edge® VUL	$ -	-	$ -	-	$ 2.36	2,627	$ 0.42	11,647
The Phoenix Edge®	$ -	-	$ -	-	$ 1.98	4,591	$ -	-
The Phoenix Edge® – SPVL	$ 2.00	111,828	$ -	-	$ 2.11	34,594	$ 0.59	34,798
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class		Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
Assets:
Investments at fair value	$ 1,424,387		$ 6,234,714		$ 24,188		$ 149,950
Total assets	$ 1,424,387		$ 6,234,714		$ 24,188		$ 149,950
Total net assets	$ 1,424,387		$ 6,234,714		$ 24,188		$ 149,950
Units outstanding	969,944		3,677,315		75,707		44,456
Investment shares held	120,202		594,914		246		1,586
Investments at cost	$ 1,549,877		$ 6,473,323		$ 53,642		$ 83,792
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.57	27,013	$ 1.81	167,557	$ 0.34	16,273	$ -	-
Estate Edge® Unit value (years 1-15)	$ 1.42	1,502	$ -	-	$ -	-	$ -	-
Unit value (years 16+)	$ 1.48	385,662	$ 1.70	1,462,169	$ 0.32	12,536	$ -	-
Executive Benefit VUL	$ -	-	$ 1.81	29,086	$ -	-	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.42	197,378	$ 1.63	811,055	$ 0.30	21,467	$ 3.33	31,528
Unit value (years 16+)	$ 1.48	348,362	$ 1.70	1,127,584	$ 0.32	25,431	$ 3.47	12,928
Phoenix Benefit Choice VULSM	$ 1.40	10,027	$ 1.62	3,696	$ -	-	$ -	-
The Phoenix Edge® – SPVL	$ -	-	$ 1.81	76,168	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	SA AB Growth Portfolio		SA BlackRock Multi-Asset Income Portfolio – Class 1		SA Wellington Capital Appreciation Portfolio – Class 1		SA Wellington Government and Quality Bond Portfolio – Class 1
Assets:
Investments at fair value	$ 2,288,332		$ 1,305,066		$ 3,643,277		$ 312,387
Total assets	$ 2,288,332		$ 1,305,066		$ 3,643,277		$ 312,387
Total net assets	$ 2,288,332		$ 1,305,066		$ 3,643,277		$ 312,387
Units outstanding	2,530,012		20,211		11,316		4,952
Investment shares held	57,452		220,450		90,404		21,222
Investments at cost	$ 2,431,958		$ 2,111,701		$ 3,208,720		$ 309,386
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
ICAP+	$ 0.90	2,416,444	$ 64.61	19,427	$ 321.55	11,026	$ 63.09	4,952
RSVP Variable Life	$ 0.90	113,568	$ 63.70	784	$ 337.90	290	$ -	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	SA Wellington Multi-Asset Income Portfolio – Class 1		Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2		Templeton Growth VIP Fund – Class 2
Assets:
Investments at fair value	$ 1,713,353		$ 3,679,596		$ 6,990,865		$ 6,781,893
Total assets	$ 1,713,353		$ 3,679,596		$ 6,990,865		$ 6,781,893
Total net assets	$ 1,713,353		$ 3,679,596		$ 6,990,865		$ 6,781,893
Units outstanding	21,792		1,115,077		3,916,193		2,844,580
Investment shares held	240,302		430,866		548,733		555,438
Investments at cost	$ 2,126,173		$ 4,007,977		$ 7,870,050		$ 7,249,178
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ -	-	$ 3.47	62,955	$ 1.76	135,365	$ 2.02	74,426
Estate Edge® Unit value (years 1-15)	$ -	-	$ -	-	$ 1.66	73,644	$ 2.41	15,949
Unit value (years 16+)	$ -	-	$ 3.35	384,870	$ 1.74	1,465,056	$ 2.51	504,662
Estate Strategies	$ -	-	$ -	-	$ 1.71	7,300	$ 1.89	2,641
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ -	-	$ 3.20	297,014	$ 1.78	894,482	$ 2.35	914,491
Unit value (years 16+)	$ -	-	$ 3.34	353,966	$ 1.86	1,278,387	$ 2.46	1,136,806
ICAP+	$ 78.56	21,272	$ -	-	$ -	-	$ -	-
Phoenix Benefit Choice VULSM	$ -	-	$ 0.94	6,376	$ 1.04	12,563	$ 1.21	5,095
Phoenix Joint Edge® VUL	$ -	-	$ -	-	$ 1.17	5,839	$ 1.43	23,963
The Phoenix Edge®	$ -	-	$ 3.27	2,374	$ -	-	$ 1.85	7,581
The Phoenix Edge® – SPVL	$ -	-	$ 3.47	7,522	$ 1.76	43,557	$ 2.01	158,966
RSVP Variable Life	$ 81.17	520	$ -	-	$ -	-	$ -	-
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	TVST Touchstone Balanced Fund		TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund		TVST Touchstone Small Company Fund
Assets:
Investments at fair value	$ 840,361		$ 1,360,830		$ 5,547,483		$ 2,693,806
Total assets	$ 840,361		$ 1,360,830		$ 5,547,483		$ 2,693,806
Total net assets	$ 840,361		$ 1,360,830		$ 5,547,483		$ 2,693,806
Units outstanding	495,988		968,514		2,746,682		1,240,139
Investment shares held	85,229		148,077		762,017		212,278
Investments at cost	$ 1,043,597		$ 1,485,451		$ 8,198,526		$ 2,906,387
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ -	-	$ -	-	$ 2.16	61,437	$ 2.31	56,809
Estate Edge® Unit value (years 1-15)	$ -	-	$ 1.38	15,690	$ 1.98	43,429	$ 2.11	8,444
Unit value (years 16+)	$ 1.72	51,469	$ 1.44	102,806	$ 2.06	535,721	$ 2.20	359,659
Estate Strategies	$ -	-	$ -	-	$ 2.07	15,122	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 1.65	208,750	$ 1.38	593,868	$ 1.98	1,508,523	$ 2.11	444,857
Unit value (years 16+)	$ 1.72	235,769	$ 1.44	204,581	$ 2.06	481,865	$ 2.20	342,422
Phoenix Benefit Choice VULSM	$ -	-	$ 1.49	18,346	$ 2.14	16,288	$ 2.29	1,838
Phoenix Joint Edge® VUL	$ -	-	$ 1.47	4,734	$ 2.28	12,348	$ 2.53	1,612
The Phoenix Edge® – SPVL	$ -	-	$ 1.51	28,489	$ 2.16	71,949	$ 2.31	24,498
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Virtus Duff & Phelps International Series – Class A Shares		Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares		Virtus KAR Small-Cap Growth Series – Class A Shares
Assets:
Investments at fair value	$ 28,559,180		$ 17,023,252		$ 101,193,817		$ 40,230,726
Total assets	$ 28,559,180		$ 17,023,252		$ 101,193,817		$ 40,230,726
Total net assets	$ 28,559,180		$ 17,023,252		$ 101,193,817		$ 40,230,726
Units outstanding	8,019,560		2,087,615		14,072,749		5,949,283
Investment shares held	2,830,444		1,038,003		3,949,798		1,506,769
Investments at cost	$ 40,958,366		$ 23,104,391		$ 75,535,978		$ 30,377,450
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 1.75	285,419	$ 5.95	85,620	$ 1.97	182,192	$ 7.46	130,610
Estate Edge® Unit value (years 1-15)	$ 3.62	87,369	$ 8.23	23,930	$ 7.23	4,908	$ 6.54	44,920
Unit value (years 16+)	$ 3.78	1,279,497	$ 8.59	503,797	$ 7.54	1,455,632	$ 6.82	1,515,244
Estate Strategies	$ 1.92	2,789	$ 5.18	8,677	$ -	-	$ 6.98	3,969
Executive Benefit VUL	$ -	-	$ 5.56	42,195	$ -	-	$ -	-
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 3.62	4,045,911	$ 8.23	687,959	$ 7.23	7,394,829	$ 6.54	1,426,148
Unit value (years 16+)	$ 3.78	2,035,746	$ 8.59	658,681	$ 7.54	4,641,589	$ 6.82	2,797,091
Phoenix Benefit Choice VULSM	$ 0.97	44,582	$ 1.82	16,399	$ 1.92	7,782	$ 2.94	9,784
Phoenix Joint Edge® VUL	$ 1.04	17,499	$ 1.97	5,060	$ -	-	$ -	-
The Phoenix Edge®	$ 3.95	45,119	$ 8.81	10,641	$ 7.95	125,178	$ 6.87	1,518
The Phoenix Edge® – SPVL	$ 1.68	175,629	$ 5.86	44,656	$ 1.34	260,639	$ 7.46	19,999
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Virtus KAR Small-Cap Value Series – Class A Shares		Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares		Virtus Strategic Allocation Series – Class A Shares
Assets:
Investments at fair value	$ 23,080,720		$ 25,532,096		$ 40,239,910		$ 29,716,644
Total assets	$ 23,080,720		$ 25,532,096		$ 40,239,910		$ 29,716,644
Total net assets	$ 23,080,720		$ 25,532,096		$ 40,239,910		$ 29,716,644
Units outstanding	5,940,488		4,398,799		17,141,385		4,048,543
Investment shares held	1,780,920		2,927,993		3,891,674		2,648,542
Investments at cost	$ 26,680,557		$ 27,544,913		$ 53,864,074		$ 36,271,350
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 3.86	184,961	$ 2.84	351,305	$ 2.16	475,378	$ 2.33	28,164
Estate Edge® Unit value (years 1-15)	$ 3.58	169,952	$ 6.12	62,484	$ 2.20	170,067	$ 7.38	8,481
Unit value (years 16+)	$ 3.74	1,426,292	$ 6.38	1,225,436	$ 2.30	4,940,326	$ 7.70	650,363
Estate Strategies	$ 3.55	8,051	$ 2.64	7,800	$ 2.01	8,000	$ -	-
Executive Benefit VUL	$ 3.80	32,465	$ -	-	$ -	-	$ 2.33	59,695
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 3.88	1,850,268	$ 6.12	1,299,478	$ 2.31	3,427,062	$ 7.38	2,279,525
Unit value (years 16+)	$ 4.05	2,111,764	$ 6.38	1,101,448	$ 2.41	7,874,850	$ 7.70	859,049
Phoenix Benefit Choice VULSM	$ 1.79	21,075	$ 1.82	13,577	$ -	-	$ 1.66	14,678
Phoenix Joint Edge® VUL	$ 2.02	3,225	$ 1.85	11,186	$ 1.83	5,390	$ -	-
The Phoenix Edge®	$ 3.48	4,930	$ 7.27	75,166	$ 2.27	32,340	$ 8.16	110,442
The Phoenix Edge® – SPVL	$ 3.80	127,505	$ 2.96	250,919	$ 2.38	207,972	$ 2.32	38,146
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2018
(Continued)
	Wanger International		Wanger Select		Wanger USA
Assets:
Investments at fair value	$ 20,803,815		$ 7,726,881		$ 37,119,302
Total assets	$ 20,803,815		$ 7,726,881		$ 37,119,302
Total net assets	$ 20,803,815		$ 7,726,881		$ 37,119,302
Units outstanding	3,779,730		1,582,238		5,681,396
Investment shares held	937,109		473,461		1,793,203
Investments at cost	$ 25,130,043		$ 9,945,138		$ 49,928,879
	Unit Value	Units Outstanding	Unit Value	Units Outstanding	Unit Value	Units Outstanding
Corporate Edge and Phoenix Executive VUL®	$ 3.25	65,894	$ 4.15	132,152	$ 4.82	78,266
Estate Edge® Unit value (years 1-15)	$ 5.48	14,299	$ 4.29	42,384	$ 6.38	8,576
Unit value (years 16+)	$ 5.72	574,835	$ 4.48	331,012	$ 6.66	1,015,491
Estate Strategies	$ 3.45	523	$ 3.86	5,600	$ 3.87	446
Executive Benefit VUL	$ 3.70	48,574	$ 4.31	211,565	$ 4.15	29,780
Flex Edge, Flex Edge Success®, Individual Edge® and Joint Edge® Unit value (years 1-15)	$ 5.49	1,400,923	$ 5.41	321,473	$ 6.39	1,449,786
Unit value (years 16+)	$ 5.73	1,554,894	$ 5.64	422,861	$ 6.67	2,905,086
Phoenix Benefit Choice VULSM	$ 1.31	10,804	$ -	-	$ 2.31	1,942
Phoenix Joint Edge® VUL	$ 1.57	2,824	$ 2.07	1,425	$ -	-
The Phoenix Edge®	$ 5.86	29,537	$ 3.80	50,875	$ 6.72	125,321
The Phoenix Edge® – SPVL	$ 3.36	76,623	$ 4.16	62,891	$ 4.80	66,702
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
	Alger Capital Appreciation Portfolio – Class I-2 Shares	Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	DWS Equity 500 Index VIP – Class A	Deutsche Small Cap Index VIP – Class A
Income:
Dividends	$ 5,990	$ 39,675	$ 554,346	$ 14,947
Expenses:
Mortality and expense fees	25,914	15,208	107,240	5,963
Administrative fees	-	-	-	-
Net investment income (loss)	(19,924)	24,467	447,106	8,984
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	465,691	(123,870)	969,657	13,418
Realized gain distributions	1,146,457	205,578	2,864,897	106,087
Realized gain (loss)	1,612,148	81,708	3,834,554	119,505
Change in unrealized appreciation (depreciation) during the year	(1,570,184)	(459,094)	(5,625,856)	(272,864)
Net increase (decrease) in net assets from operations	$ 22,040	$ (352,919)	$ (1,344,196)	$ (144,375)

	Federated Fund for U.S. Government Securities II	Federated Government Money Fund II - Service Shares	Federated High Income Bond Fund II – Primary Shares	Fidelity ® VIP Contrafund® Portfolio – Service Class
Income:
Dividends	$ 348,064	$ 278,937	$ 441,739	$ 223,113
Expenses:
Mortality and expense fees	59,871	78,848	21,235	150,533
Administrative fees	-	-	-	-
Net investment income (loss)	288,193	200,089	420,504	72,580
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(99,208)	-	(65,635)	831,231
Realized gain distributions	-	-	-	3,249,686
Realized gain (loss)	(99,208)	-	(65,635)	4,080,917
Change in unrealized appreciation (depreciation) during the year	(185,457)	-	(545,952)	(6,418,167)
Net increase (decrease) in net assets from operations	$ 3,528	$ 200,089	$ (191,083)	$ (2,264,670)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class	Fidelity ® VIP Growth Portfolio – Service Class	Fidelity ® VIP Investment Grade Bond Portfolio –Service Class	Franklin Income VIP Fund – Class 2
Income:
Dividends	$ 11,531	$ 18,398	$ 208,864	$ 192,901
Expenses:
Mortality and expense fees	64,681	51,485	21,641	20,155
Administrative fees	-	-	-	-
Net investment income (loss)	(53,150)	(33,087)	187,223	172,746
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	223,930	382,881	(10,809)	(34,749)
Realized gain distributions	603,376	1,694,453	54,077	-
Realized gain (loss)	827,306	2,077,334	43,268	(34,749)
Change in unrealized appreciation (depreciation) during the year	380,085	(2,054,283)	(315,250)	(322,502)
Net increase (decrease) in net assets from operations	$ 1,154,241	$ (10,036)	$ (84,759)	$ (184,505)

	Franklin Mutual Shares VIP Fund – Class 2	Guggenheim VT Long Short Equity Fund	Invesco V.I. American Franchise Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series I Shares
Income:
Dividends	$ 348,556	$ -	$ -	$ 10,398
Expenses:
Mortality and expense fees	55,855	980	31,789	4,877
Administrative fees	-	-	-	-
Net investment income (loss)	292,701	(980)	(31,789)	5,521
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	227,813	6,611	190,237	39,864
Realized gain distributions	542,745	26,443	405,043	74,474
Realized gain (loss)	770,558	33,054	595,280	114,338
Change in unrealized appreciation (depreciation) during the year	(2,389,294)	(58,161)	(776,791)	(227,183)
Net increase (decrease) in net assets from operations	$ (1,326,035)	$ (26,087)	$ (213,300)	$ (107,324)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares	Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
Income:
Dividends	$ 37,015	$ 10,769	$ 162	$ 135,934
Expenses:
Mortality and expense fees	7,634	9,809	4,347	12,752
Administrative fees	-	-	-	-
Net investment income (loss)	29,381	960	(4,185)	123,182
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	39,673	4,509	(36,075)	19,813
Realized gain distributions	82,241	298,018	92,541	69,029
Realized gain (loss)	121,914	302,527	56,466	88,842
Change in unrealized appreciation (depreciation) during the year	(342,442)	(550,064)	(174,258)	(351,151)
Net increase (decrease) in net assets from operations	$ (191,147)	$ (246,577)	$ (121,977)	$ (139,127)

	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	Morningstar Balanced ETF Asset Allocation Portfolio – Class II
Income:
Dividends	$ 176,016	$ 32,916	$ 38,739	$ 162,282
Expenses:
Mortality and expense fees	60,705	23,011	14,275	36,152
Administrative fees	-	-	-	-
Net investment income (loss)	115,311	9,905	24,464	126,130
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	256,343	53,088	(2,548)	(11,467)
Realized gain distributions	1,002,770	157,372	228,312	730,037
Realized gain (loss)	1,259,113	210,460	225,764	718,570
Change in unrealized appreciation (depreciation) during the year	(2,416,166)	(973,543)	(530,699)	(1,404,283)
Net increase (decrease) in net assets from operations	$ (1,041,742)	$ (753,178)	$ (280,471)	$ (559,583)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	Neuberger Berman AMT Guardian Portfolio – S Class	Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Income:
Dividends	$ 115,675	$ 41,831	$ 13,043	$ -
Expenses:
Mortality and expense fees	36,962	11,907	20,760	2,431
Administrative fees	-	-	-	-
Net investment income (loss)	78,713	29,924	(7,717)	(2,431)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	27,546	(26,323)	15,902	(12,852)
Realized gain distributions	652,795	76,694	315,000	41,443
Realized gain (loss)	680,341	50,371	330,902	28,591
Change in unrealized appreciation (depreciation) during the year	(1,364,701)	(194,328)	(563,402)	(73,813)
Net increase (decrease) in net assets from operations	$ (605,647)	$ (114,033)	$ (240,217)	$ (47,653)

	Oppenheimer Capital Appreciation Fund/VA –Service Shares	Oppenheimer Global Fund/VA – Service Shares	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	PIMCO CommodityReal Return® Strategy Portfolio – Advisor Class
Income:
Dividends	$ -	$ 18,212	$ 2,155	$ 36,116
Expenses:
Mortality and expense fees	4,121	10,122	20,612	10,474
Administrative fees	-	-	-	-
Net investment income (loss)	(4,121)	8,090	(18,457)	25,642
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	58,085	(15,275)	13,453	(201,014)
Realized gain distributions	93,044	169,865	470,267	-
Realized gain (loss)	151,129	154,590	483,720	(201,014)
Change in unrealized appreciation (depreciation) during the year	(206,053)	(474,949)	(839,495)	(91,978)
Net increase (decrease) in net assets from operations	$ (59,045)	$ (312,269)	$ (374,232)	$ (267,350)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	PIMCO Real Return Portfolio – Advisor Class	PIMCO Total Return Portfolio – Advisor Class	Rydex VT Inverse Government Long Bond Strategy Fund	Rydex VT Nova Fund
Income:
Dividends	$ 36,599	$ 158,114	$ -	$ 325
Expenses:
Mortality and expense fees	5,690	23,121	90	1,140
Administrative fees	-	-	-	-
Net investment income (loss)	30,909	134,993	(90)	(815)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(9,498)	7,420	(1,877)	94
Realized gain distributions	-	75,486	-	11,935
Realized gain (loss)	(9,498)	82,906	(1,877)	12,029
Change in unrealized appreciation (depreciation) during the year	(69,248)	(285,212)	2,775	(29,633)
Net increase (decrease) in net assets from operations	$ (47,837)	$ (67,313)	$ 808	$ (18,419)

	SA AB Growth Portfolio	SA BlackRock Multi-Asset Income Portfolio – Class 1	SA Wellington Capital Appreciation Portfolio – Class 1	SA Wellington Government and Quality Bond Portfolio – Class 1
Income:
Dividends	$ -	$ 68,899	$ -	$ 6,551
Expenses:
Mortality and expense fees	1,268	3,600	10,789	788
Administrative fees	911	2,626	8,090	630
Net investment income (loss)	(2,179)	62,673	(18,879)	5,133
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(95)	32	25,209	(317)
Realized gain distributions	-	5,493	520,934	111
Realized gain (loss)	(95)	5,525	546,143	(206)
Change in unrealized appreciation (depreciation) during the year	(143,626)	(125,099)	(558,591)	(6,434)
Net increase (decrease) in net assets from operations	$ (145,900)	$ (56,901)	$ (31,327)	$ (1,507)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	SA Wellington Growth and Income Portfolio – Class 1	SA Wellington Growth Portfolio – Class 1	SA Wellington Multi-Asset Income Portfolio Portfolio – Class 1	SA Wellington Natural Resources Portfolio – Class 1
Income:
Dividends	$ 5,904	$ 43,733	$ 23,104	$ 8,182
Expenses:
Mortality and expense fees	953	3,879	4,875	487
Administrative fees	600	2,956	3,673	277
Net investment income (loss)	4,351	36,898	14,556	7,418
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(98,937)	(466,742)	3,282	(27,737)
Realized gain distributions	208,488	803,807	71,430	-
Realized gain (loss)	109,551	337,065	74,712	(27,737)
Change in unrealized appreciation (depreciation) during the year	(77,351)	(266,390)	(236,223)	25,869
Net increase (decrease) in net assets from operations	$ 36,551	$ 107,573	$ (146,955)	$ 5,550

	Templeton Developing Markets VIP Fund – Class 2	Templeton Foreign VIP Fund – Class 2	Templeton Growth VIP Fund – Class 2	TVST Touchstone Balanced Fund
Income:
Dividends	$ 36,292	$ 220,471	$ 159,440	$ 10,279
Expenses:
Mortality and expense fees	16,758	32,016	33,393	4,395
Administrative fees	-	-	-	-
Net investment income (loss)	19,534	188,455	126,047	5,884
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	48,052	67,482	151,631	2,336
Realized gain distributions	-	-	675,254	252,171
Realized gain (loss)	48,052	67,482	826,885	254,507
Change in unrealized appreciation (depreciation) during the year	(781,565)	(1,602,691)	(2,173,682)	(319,250)
Net increase (decrease) in net assets from operations	$ (713,979)	$ (1,346,754)	$ (1,220,750)	$ (58,859)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund	TVST Touchstone Small Company Fund	Virtus Duff & Phelps International Series – Class A Shares
Income:
Dividends	$ 33,487	$ 83,101	$ -	$ 1,028,918
Expenses:
Mortality and expense fees	8,186	36,663	14,700	193,254
Administrative fees	-	-	-	-
Net investment income (loss)	25,301	46,438	(14,700)	835,664
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(2,688)	242,254	109,818	(248,965)
Realized gain distributions	-	3,396,441	363,591	-
Realized gain (loss)	(2,688)	3,638,695	473,409	(248,965)
Change in unrealized appreciation (depreciation) during the year	(58,443)	(4,183,211)	(686,460)	(6,656,573)
Net increase (decrease) in net assets from operations	$ (35,830)	$ (498,078)	$ (227,751)	$ (6,069,874)

	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	Virtus KAR Capital Growth Series – Class A Shares	Virtus KAR Small-Cap Growth Series – Class A Shares	Virtus KAR Small-Cap Value Series – Class A Shares
Income:
Dividends	$ 298,507	$ -	$ -	$ 251,638
Expenses:
Mortality and expense fees	81,665	665,352	174,591	124,013
Administrative fees	-	-	-	-
Net investment income (loss)	216,842	(665,352)	(174,591)	127,625
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(45,970)	1,224,865	1,075,387	215,302
Realized gain distributions	1,381,327	13,463,817	7,327,022	2,722,305
Realized gain (loss)	1,335,357	14,688,682	8,402,409	2,937,607
Change in unrealized appreciation (depreciation) during the year	(2,873,658)	(21,891,984)	(3,522,108)	(7,612,844)
Net increase (decrease) in net assets from operations	$ (1,321,459)	$ (7,868,654)	$ 4,705,710	$ (4,547,612)

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018
(Continued)
	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	Virtus Rampart Enhanced Core Equity Series – Class A Shares	Virtus Strategic Allocation Series – Class A Shares	Wanger International
Income:
Dividends	$ 1,068,550	$ 479,472	$ 460,936	$ 523,852
Expenses:
Mortality and expense fees	117,431	172,865	199,953	118,244
Administrative fees	-	-	-	-
Net investment income (loss)	951,119	306,607	260,983	405,608
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(44,827)	(110,061)	(102,718)	143,387
Realized gain distributions	-	-	1,287,745	2,924,924
Realized gain (loss)	(44,827)	(110,061)	1,185,027	3,068,311
Change in unrealized appreciation (depreciation) during the year	(1,756,427)	(6,449,279)	(3,390,276)	(8,107,018)
Net increase (decrease) in net assets from operations	$ (850,135)	$ (6,252,733)	$ (1,944,266)	$ (4,633,099)

	Wanger Select	Wanger USA
Income:
Dividends	$ 15,739	$ 41,194
Expenses:
Mortality and expense fees	33,297	171,937
Administrative fees	-	-
Net investment income (loss)	(17,558)	(130,743)
Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	12,080	245,983
Realized gain distributions	1,062,765	10,019,318
Realized gain (loss)	1,074,845	10,265,301
Change in unrealized appreciation (depreciation) during the year	(2,169,923)	(10,484,802)
Net increase (decrease) in net assets from operations	$ (1,112,636)	$ (350,244)
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
	Alger Capital Appreciation Portfolio – Class I-2 Shares		Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (19,924)	$ (16,260)	$ 24,467	$ 8,618
Realized gains (losses)	1,612,148	1,273,999	81,708	400,268
Unrealized appreciation (depreciation) during the year	(1,570,184)	517,010	(459,094)	98,946
Net increase (decrease) in net assets from operations	22,040	1,774,749	(352,919)	507,832
Contract transactions:
Payments received from contract owners	248,845	199,918	311,916	387,719
Transfers between Investment Options (including Guaranteed Interest Account), net	(39,303)	(86,914)	(85,085)	23,858
Transfers for contract benefits and terminations	(620,803)	(367,901)	(615,750)	(670,481)
Contract maintenance charges	(346,915)	(333,872)	(196,381)	(221,273)
Net increase (decrease) in net assets resulting from contract transactions	(758,176)	(588,769)	(585,300)	(480,177)
Total increase (decrease) in net assets	(736,136)	1,185,980	(938,219)	27,655
Net assets at beginning of period	7,181,933	5,995,953	3,657,009	3,629,354
Net assets at end of period	$ 6,445,797	$ 7,181,933	$ 2,718,790	$ 3,657,009

	DWS Equity 500 Index VIP – Class A		DWS Small Cap Index VIP – Class A
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 447,106	$ 429,338	$ 8,984	$ 9,674
Realized gains (losses)	3,834,554	3,003,575	119,505	169,502
Unrealized appreciation (depreciation) during the year	(5,625,856)	2,461,368	(272,864)	42,125
Net increase (decrease) in net assets from operations	(1,344,196)	5,894,281	(144,375)	221,301
Contract transactions:
Payments received from contract owners	1,111,201	1,262,628	50,719	58,332
Transfers between Investment Options (including Guaranteed Interest Account), net	390,288	987,027	(81,019)	(152,719)
Transfers for contract benefits and terminations	(2,363,278)	(2,733,124)	(269,388)	(288,770)
Contract maintenance charges	(1,400,682)	(1,346,073)	(56,221)	(55,060)
Net increase (decrease) in net assets resulting from contract transactions	(2,262,471)	(1,829,542)	(355,909)	(438,217)
Total increase (decrease) in net assets	(3,606,667)	4,064,739	(500,284)	(216,916)
Net assets at beginning of period	32,546,451	28,481,712	1,612,929	1,829,845
Net assets at end of period	$ 28,939,784	$ 32,546,451	$ 1,112,645	$ 1,612,929

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Federated Fund for U.S. Government Securities II		Federated Government Money Fund II - Service Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 288,193	$ 287,348	$ 200,089	$ (22,084)
Realized gains (losses)	(99,208)	(171,262)	-	-
Unrealized appreciation (depreciation) during the year	(185,457)	97,269	-	-
Net increase (decrease) in net assets from operations	3,528	213,355	200,089	(22,084)
Contract transactions:
Payments received from contract owners	1,136,104	1,118,466	3,191,319	3,359,585
Transfers between Investment Options (including Guaranteed Interest Account), net	512,531	(365,111)	1,886,533	(3,341,242)
Transfers for contract benefits and terminations	(1,093,746)	(1,162,688)	(2,732,821)	(3,775,095)
Contract maintenance charges	(937,783)	(1,031,931)	(3,237,715)	(3,355,666)
Net increase (decrease) in net assets resulting from contract transactions	(382,894)	(1,441,264)	(892,684)	(7,112,418)
Total increase (decrease) in net assets	(379,366)	(1,227,909)	(692,595)	(7,134,502)
Net assets at beginning of period	14,316,869	15,544,778	23,294,126	30,428,628
Net assets at end of period	$ 13,937,503	$ 14,316,869	$ 22,601,531	$ 23,294,126

	Federated High Income Bond Fund II – Primary Shares		Fidelity ® VIP Contrafund® Portfolio – Service Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 420,504	$ 381,306	$ 72,580	$ 166,806
Realized gains (losses)	(65,635)	(80,673)	4,080,917	2,999,536
Unrealized appreciation (depreciation) during the year	(545,952)	80,985	(6,418,167)	3,807,747
Net increase (decrease) in net assets from operations	(191,083)	381,618	(2,264,670)	6,974,089
Contract transactions:
Payments received from contract owners	283,829	399,548	1,636,668	1,679,320
Transfers between Investment Options (including Guaranteed Interest Account), net	28,399	(57,247)	(731,686)	(562,831)
Transfers for contract benefits and terminations	(537,517)	(420,917)	(2,330,023)	(1,873,953)
Contract maintenance charges	(374,913)	(437,777)	(1,851,598)	(1,881,375)
Net increase (decrease) in net assets resulting from contract transactions	(600,202)	(516,393)	(3,276,639)	(2,638,839)
Total increase (decrease) in net assets	(791,285)	(134,775)	(5,541,309)	4,335,250
Net assets at beginning of period	5,858,579	5,993,354	37,961,143	33,625,893
Net assets at end of period	$ 5,067,294	$ 5,858,579	$ 32,419,834	$ 37,961,143

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Fidelity ® VIP Growth Opportunities Portfolio – Service Class		Fidelity ® VIP Growth Portfolio – Service Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (53,150)	$ (39,280)	$ (33,087)	$ (36,402)
Realized gains (losses)	827,306	1,647,024	2,077,334	1,697,770
Unrealized appreciation (depreciation) during the year	380,085	1,074,203	(2,054,283)	1,554,028
Net increase (decrease) in net assets from operations	1,154,241	2,681,947	(10,036)	3,215,396
Contract transactions:
Payments received from contract owners	673,297	711,367	668,855	461,417
Transfers between Investment Options (including Guaranteed Interest Account), net	(59,782)	(488,931)	73,606	55,709
Transfers for contract benefits and terminations	(857,058)	(713,398)	(1,003,039)	(678,758)
Contract maintenance charges	(705,599)	(678,181)	(639,324)	(595,436)
Net increase (decrease) in net assets resulting from contract transactions	(949,142)	(1,169,143)	(899,902)	(757,068)
Total increase (decrease) in net assets	205,099	1,512,804	(909,938)	2,458,328
Net assets at beginning of period	9,951,607	8,438,803	12,019,104	9,560,776
Net assets at end of period	$ 10,156,706	$ 9,951,607	$ 11,109,166	$ 12,019,104

	Fidelity ® VIP Investment Grade Bond Portfolio – Service Class		Franklin Income VIP Fund – Class 2
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 187,223	$ 195,329	$ 172,746	$ 152,378
Realized gains (losses)	43,268	52,704	(34,749)	(40,101)
Unrealized appreciation (depreciation) during the year	(315,250)	99,212	(322,502)	256,611
Net increase (decrease) in net assets from operations	(84,759)	347,245	(184,505)	368,888
Contract transactions:
Payments received from contract owners	303,275	349,574	255,895	305,025
Transfers between Investment Options (including Guaranteed Interest Account), net	259,767	1,831,000	(91,944)	144
Transfers for contract benefits and terminations	(581,813)	(1,229,153)	(318,285)	(228,040)
Contract maintenance charges	(457,299)	(468,978)	(275,544)	(322,594)
Net increase (decrease) in net assets resulting from contract transactions	(476,070)	482,443	(429,878)	(245,465)
Total increase (decrease) in net assets	(560,829)	829,688	(614,383)	123,423
Net assets at beginning of period	9,114,244	8,284,556	4,321,154	4,197,731
Net assets at end of period	$ 8,553,415	$ 9,114,244	$ 3,706,771	$ 4,321,154

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Franklin Mutual Shares VIP Fund – Class 2		Guggenheim VT Long Short Equity Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 292,701	$ 280,925	$ (980)	$ (423)
Realized gains (losses)	770,558	1,208,715	33,054	20,098
Unrealized appreciation (depreciation) during the year	(2,389,294)	(259,054)	(58,161)	7,914
Net increase (decrease) in net assets from operations	(1,326,035)	1,230,586	(26,087)	27,589
Contract transactions:
Payments received from contract owners	738,744	935,547	10,065	11,026
Transfers between Investment Options (including Guaranteed Interest Account), net	(471,940)	(214,036)	(458)	(17,298)
Transfers for contract benefits and terminations	(880,064)	(1,890,366)	(24,760)	(6,980)
Contract maintenance charges	(775,410)	(905,384)	(13,699)	(13,938)
Net increase (decrease) in net assets resulting from contract transactions	(1,388,670)	(2,074,239)	(28,852)	(27,190)
Total increase (decrease) in net assets	(2,714,705)	(843,653)	(54,939)	399
Net assets at beginning of period	15,465,759	16,309,412	207,679	207,280
Net assets at end of period	$ 12,751,054	$ 15,465,759	$ 152,740	$ 207,679

	Invesco V.I. American Franchise Fund – Series I Shares		Invesco V.I. Core Equity Fund – Series I Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (31,789)	$ (26,156)	$ 5,521	$ 6,691
Realized gains (losses)	595,280	684,768	114,338	116,280
Unrealized appreciation (depreciation) during the year	(776,791)	694,222	(227,183)	20,311
Net increase (decrease) in net assets from operations	(213,300)	1,352,834	(107,324)	143,282
Contract transactions:
Payments received from contract owners	415,354	319,660	62,147	75,403
Transfers between Investment Options (including Guaranteed Interest Account), net	106,842	(97,851)	514	1,422
Transfers for contract benefits and terminations	(583,121)	(309,670)	(95,793)	(76,406)
Contract maintenance charges	(307,561)	(306,782)	(67,774)	(93,202)
Net increase (decrease) in net assets resulting from contract transactions	(368,486)	(394,643)	(100,906)	(92,783)
Total increase (decrease) in net assets	(581,786)	958,191	(208,230)	50,499
Net assets at beginning of period	6,110,059	5,151,868	1,234,739	1,184,240
Net assets at end of period	$ 5,528,273	$ 6,110,059	$ 1,026,509	$ 1,234,739

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Invesco V.I. Equity and Income Fund – Series II Shares		Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 29,381	$ 18,276	$ 960	$ 309
Realized gains (losses)	121,914	116,623	302,527	56,449
Unrealized appreciation (depreciation) during the year	(342,442)	47,619	(550,064)	223,135
Net increase (decrease) in net assets from operations	(191,147)	182,518	(246,577)	279,893
Contract transactions:
Payments received from contract owners	89,665	107,815	84,153	104,502
Transfers between Investment Options (including Guaranteed Interest Account), net	336,174	120,351	(24,666)	(29,394)
Transfers for contract benefits and terminations	(69,843)	(54,342)	(37,063)	(99,451)
Contract maintenance charges	(155,568)	(153,950)	(102,678)	(109,753)
Net increase (decrease) in net assets resulting from contract transactions	200,428	19,874	(80,254)	(134,096)
Total increase (decrease) in net assets	9,281	202,392	(326,831)	145,797
Net assets at beginning of period	2,048,446	1,846,054	2,172,205	2,026,408
Net assets at end of period	$ 2,057,727	$ 2,048,446	$ 1,845,374	$ 2,172,205

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares		Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (4,185)	$ (1,455)	$ 123,182	$ 122,688
Realized gains (losses)	56,466	(35,237)	88,842	65,737
Unrealized appreciation (depreciation) during the year	(174,258)	148,023	(351,151)	96,762
Net increase (decrease) in net assets from operations	(121,977)	111,331	(139,127)	285,187
Contract transactions:
Payments received from contract owners	54,269	59,205	177,986	212,840
Transfers between Investment Options (including Guaranteed Interest Account), net	(3,536)	(13,158)	(86,580)	(16,844)
Transfers for contract benefits and terminations	(56,401)	(29,625)	(107,246)	(288,799)
Contract maintenance charges	(41,548)	(42,064)	(251,662)	(241,973)
Net increase (decrease) in net assets resulting from contract transactions	(47,216)	(25,642)	(267,502)	(334,776)
Total increase (decrease) in net assets	(169,193)	85,689	(406,629)	(49,589)
Net assets at beginning of period	940,396	854,707	3,384,169	3,433,758
Net assets at end of period	$ 771,203	$ 940,396	$ 2,977,540	$ 3,384,169

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares		Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 115,311	$ 102,175	$ 9,905	$ 6,410
Realized gains (losses)	1,259,113	1,675,947	210,460	639,055
Unrealized appreciation (depreciation) during the year	(2,416,166)	(249,900)	(973,543)	(305,062)
Net increase (decrease) in net assets from operations	(1,041,742)	1,528,222	(753,178)	340,403
Contract transactions:
Payments received from contract owners	762,107	814,383	206,261	251,298
Transfers between Investment Options (including Guaranteed Interest Account), net	597,724	(118,759)	(149,271)	41,484
Transfers for contract benefits and terminations	(1,111,534)	(1,090,605)	(436,605)	(400,145)
Contract maintenance charges	(804,032)	(835,645)	(289,518)	(307,014)
Net increase (decrease) in net assets resulting from contract transactions	(555,735)	(1,230,626)	(669,133)	(414,377)
Total increase (decrease) in net assets	(1,597,477)	297,596	(1,422,311)	(73,974)
Net assets at beginning of period	13,059,382	12,761,786	5,523,738	5,597,712
Net assets at end of period	$ 11,461,905	$ 13,059,382	$ 4,101,427	$ 5,523,738

	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II		Morningstar Balanced ETF Asset Allocation Portfolio – Class II
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 24,464	$ 18,028	$ 126,130	$ 79,030
Realized gains (losses)	225,764	294,955	718,570	487,469
Unrealized appreciation (depreciation) during the year	(530,699)	166,762	(1,404,283)	246,586
Net increase (decrease) in net assets from operations	(280,471)	479,745	(559,583)	813,085
Contract transactions:
Payments received from contract owners	258,630	520,252	468,057	312,606
Transfers between Investment Options (including Guaranteed Interest Account), net	(8,526)	51,332	1,702,072	246,331
Transfers for contract benefits and terminations	(62,882)	(739,853)	(469,172)	(293,835)
Contract maintenance charges	(186,992)	(183,537)	(355,062)	(331,745)
Net increase (decrease) in net assets resulting from contract transactions	230	(351,806)	1,345,895	(66,643)
Total increase (decrease) in net assets	(280,241)	127,939	786,312	746,442
Net assets at beginning of period	2,867,435	2,739,496	7,278,020	6,531,578
Net assets at end of period	$ 2,587,194	$ 2,867,435	$ 8,064,332	$ 7,278,020

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Morningstar Growth ETF Asset Allocation Portfolio – Class II		Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 78,713	$ 54,091	$ 29,924	$ 34,355
Realized gains (losses)	680,341	384,894	50,371	172,112
Unrealized appreciation (depreciation) during the year	(1,364,701)	528,370	(194,328)	88,590
Net increase (decrease) in net assets from operations	(605,647)	967,355	(114,033)	295,057
Contract transactions:
Payments received from contract owners	651,464	498,495	180,297	249,934
Transfers between Investment Options (including Guaranteed Interest Account), net	83,192	578,357	(28,262)	184,218
Transfers for contract benefits and terminations	(166,165)	(305,661)	(854,840)	(1,158,117)
Contract maintenance charges	(417,836)	(354,788)	(249,561)	(320,781)
Net increase (decrease) in net assets resulting from contract transactions	150,655	416,403	(952,366)	(1,044,746)
Total increase (decrease) in net assets	(454,992)	1,383,758	(1,066,399)	(749,689)
Net assets at beginning of period	7,101,096	5,717,338	2,995,807	3,745,496
Net assets at end of period	$ 6,646,104	$ 7,101,096	$ 1,929,408	$ 2,995,807

	Neuberger Berman AMT Guardian Portfolio – S Class		Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (7,717)	$ (11,060)	$ (2,431)	$ (1,869)
Realized gains (losses)	330,902	412,848	28,591	12,794
Unrealized appreciation (depreciation) during the year	(563,402)	275,116	(73,813)	60,583
Net increase (decrease) in net assets from operations	(240,217)	676,904	(47,653)	71,508
Contract transactions:
Payments received from contract owners	259,572	272,350	50,314	43,980
Transfers between Investment Options (including Guaranteed Interest Account), net	(107,990)	(95,329)	123,681	(18,478)
Transfers for contract benefits and terminations	(266,774)	(138,216)	(19,023)	(31,725)
Contract maintenance charges	(212,696)	(215,911)	(33,063)	(27,520)
Net increase (decrease) in net assets resulting from contract transactions	(327,888)	(177,106)	121,909	(33,743)
Total increase (decrease) in net assets	(568,105)	499,798	74,256	37,765
Net assets at beginning of period	3,382,876	2,883,078	354,193	316,428
Net assets at end of period	$ 2,814,771	$ 3,382,876	$ 428,449	$ 354,193

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Oppenheimer Capital Appreciation Fund/VA – Service Shares		Oppenheimer Global Fund/VA – Service Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (4,121)	$ (5,694)	$ 8,090	$ 5,658
Realized gains (losses)	151,129	180,407	154,590	30,273
Unrealized appreciation (depreciation) during the year	(206,053)	200,629	(474,949)	550,105
Net increase (decrease) in net assets from operations	(59,045)	375,342	(312,269)	586,036
Contract transactions:
Payments received from contract owners	74,971	103,519	98,234	171,549
Transfers between Investment Options (including Guaranteed Interest Account), net	(604,812)	(37,379)	(6,667)	263,392
Transfers for contract benefits and terminations	(55,313)	(50,267)	(264,384)	(125,072)
Contract maintenance charges	(114,977)	(156,476)	(112,461)	(124,623)
Net increase (decrease) in net assets resulting from contract transactions	(700,131)	(140,603)	(285,278)	185,246
Total increase (decrease) in net assets	(759,176)	234,739	(597,547)	771,282
Net assets at beginning of period	1,738,600	1,503,861	2,427,328	1,656,046
Net assets at end of period	$ 979,424	$ 1,738,600	$ 1,829,781	$ 2,427,328

	Oppenheimer Main Street Small Cap Fund®/VA – Service Shares		PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (18,457)	$ 2,765	$ 25,642	$ 197,770
Realized gains (losses)	483,720	257,249	(201,014)	(253,876)
Unrealized appreciation (depreciation) during the year	(839,495)	190,318	(91,978)	86,493
Net increase (decrease) in net assets from operations	(374,232)	450,332	(267,350)	30,387
Contract transactions:
Payments received from contract owners	285,597	312,053	185,110	231,704
Transfers between Investment Options (including Guaranteed Interest Account), net	(22,950)	(64,213)	(49,815)	(22,308)
Transfers for contract benefits and terminations	(200,440)	(236,469)	(194,467)	(88,657)
Contract maintenance charges	(311,045)	(295,104)	(136,914)	(147,490)
Net increase (decrease) in net assets resulting from contract transactions	(248,838)	(283,733)	(196,086)	(26,751)
Total increase (decrease) in net assets	(623,070)	166,599	(463,436)	3,636
Net assets at beginning of period	3,708,260	3,541,661	1,989,811	1,986,175
Net assets at end of period	$ 3,085,190	$ 3,708,260	$ 1,526,375	$ 1,989,811

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	PIMCO Real Return Portfolio – Advisor Class		PIMCO Total Return Portfolio – Advisor Class
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 30,909	$ 40,807	$ 134,993	$ 97,679
Realized gains (losses)	(9,498)	(3,241)	82,906	20,891
Unrealized appreciation (depreciation) during the year	(69,248)	23,662	(285,212)	156,836
Net increase (decrease) in net assets from operations	(47,837)	61,228	(67,313)	275,406
Contract transactions:
Payments received from contract owners	71,187	106,471	449,212	392,830
Transfers between Investment Options (including Guaranteed Interest Account), net	(534,154)	663,027	290,565	(77,586)
Transfers for contract benefits and terminations	(106,681)	(193,549)	(287,878)	(278,360)
Contract maintenance charges	(124,157)	(194,936)	(608,602)	(505,724)
Net increase (decrease) in net assets resulting from contract transactions	(693,805)	381,013	(156,703)	(468,840)
Total increase (decrease) in net assets	(741,642)	442,241	(224,016)	(193,434)
Net assets at beginning of period	2,166,029	1,723,788	6,458,730	6,652,164
Net assets at end of period	$ 1,424,387	$ 2,166,029	$ 6,234,714	$ 6,458,730

	Rydex VT Inverse Government Long Bond Strategy Fund		Rydex VT Nova Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (90)	$ (100)	$ (815)	$ (966)
Realized gains (losses)	(1,877)	(7,971)	12,029	25,690
Unrealized appreciation (depreciation) during the year	2,775	5,584	(29,633)	16,311
Net increase (decrease) in net assets from operations	808	(2,487)	(18,419)	41,035
Contract transactions:
Payments received from contract owners	3,399	4,301	6,701	6,726
Transfers between Investment Options (including Guaranteed Interest Account), net	(503)	-	(11)	(32)
Transfers for contract benefits and terminations	(101)	(3,216)	(167)	(402)
Contract maintenance charges	(2,695)	(2,523)	(9,668)	(8,835)
Net increase (decrease) in net assets resulting from contract transactions	100	(1,438)	(3,145)	(2,543)
Total increase (decrease) in net assets	908	(3,925)	(21,564)	38,492
Net assets at beginning of period	23,280	27,205	171,514	133,022
Net assets at end of period	$ 24,188	$ 23,280	$ 149,950	$ 171,514

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	SA AB Growth Portfolio		SA BlackRock Multi-Asset Income Portfolio – Class 1
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (2,179)	$ -	$ 62,673	$ 21,935
Realized gains (losses)	(95)	-	5,525	488
Unrealized appreciation (depreciation) during the year	(143,626)	-	(125,099)	54,256
Net increase (decrease) in net assets from operations	(145,900)	-	(56,901)	76,679
Contract transactions:
Payments received from contract owners	1,591	-	-	1,482
Transfers between Investment Options (including Guaranteed Interest Account), net	2,436,056	-	-	-
Transfers for contract benefits and terminations	-	-	1	-
Contract maintenance charges	(3,416)	-	(9,501)	(9,233)
Net increase (decrease) in net assets resulting from contract transactions	2,434,231	-	(9,500)	(7,751)
Total increase (decrease) in net assets	2,288,331	-	(66,401)	68,928
Net assets at beginning of period	-	-	1,371,467	1,302,539
Net assets at end of period	$ 2,288,331	$ -	$ 1,305,066	$ 1,371,467

	SA Wellington Capital Appreciation Portfolio – Class 1		SA Wellington Government and Quality Bond Portfolio – Class 1
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (18,879)	$ (15,922)	$ 5,133	$ 4,544
Realized gains (losses)	546,143	292,399	(206)	(196)
Unrealized appreciation (depreciation) during the year	(558,591)	680,616	(6,434)	3,819
Net increase (decrease) in net assets from operations	(31,327)	957,093	(1,507)	8,167
Contract transactions:
Payments received from contract owners	2,502	2,386	7	-
Transfers between Investment Options (including Guaranteed Interest Account), net	-	-	(1)	(4,364)
Transfers for contract benefits and terminations	(220,423)	-	(3,837)	(2,206)
Contract maintenance charges	(25,173)	(24,039)	(7,845)	(7,547)
Net increase (decrease) in net assets resulting from contract transactions	(243,094)	(21,653)	(11,676)	(14,117)
Total increase (decrease) in net assets	(274,421)	935,440	(13,183)	(5,950)
Net assets at beginning of period	3,917,698	2,982,258	325,570	331,520
Net assets at end of period	$ 3,643,277	$ 3,917,698	$ 312,387	$ 325,570

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	SA Wellington Growth and Income Portfolio – Class 1		SA Wellington Growth Portfolio – Class 1
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 4,351	$ 1,362	$ 36,898	$ 12,702
Realized gains (losses)	109,551	13,119	337,065	21,284
Unrealized appreciation (depreciation) during the year	(77,351)	72,639	(266,390)	283,986
Net increase (decrease) in net assets from operations	36,551	87,120	107,573	317,972
Contract transactions:
Payments received from contract owners	950	1,810	-	741
Transfers between Investment Options (including Guaranteed Interest Account), net	(391,233)	-	(1,855,974)	-
Transfers for contract benefits and terminations	(101,454)	(1)	(134,184)	(235,202)
Contract maintenance charges	(3,271)	(3,926)	(7,836)	(9,393)
Net increase (decrease) in net assets resulting from contract transactions	(495,008)	(2,117)	(1,997,994)	(243,854)
Total increase (decrease) in net assets	(458,457)	85,003	(1,890,421)	74,118
Net assets at beginning of period	458,457	373,454	1,890,421	1,816,303
Net assets at end of period	$ -	$ 458,457	$ -	$ 1,890,421

	SA Wellington Multi-Asset Income Portfolio – Class 1		SA Wellington Natural Resources Portfolio – Class 1
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 14,556	$ (3,275)	$ 7,418	$ 4,495
Realized gains (losses)	74,712	3,782	(27,737)	395
Unrealized appreciation (depreciation) during the year	(236,223)	258,971	25,869	24,538
Net increase (decrease) in net assets from operations	(146,955)	259,478	5,550	29,428
Contract transactions:
Payments received from contract owners	2,800	2,764	337	1,067
Transfers between Investment Options (including Guaranteed Interest Account), net	-	(21,284)	(188,850)	-
Transfers for contract benefits and terminations	(4,507)	(1)	(45,184)	-
Contract maintenance charges	(14,958)	(14,209)	(3,576)	(4,080)
Net increase (decrease) in net assets resulting from contract transactions	(16,665)	(32,730)	(237,273)	(3,013)
Total increase (decrease) in net assets	(163,620)	226,748	(231,723)	26,415
Net assets at beginning of period	1,876,973	1,650,225	231,723	205,308
Net assets at end of period	$ 1,713,353	$ 1,876,973	$ -	$ 231,723

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Templeton Developing Markets VIP Fund – Class 2		Templeton Foreign VIP Fund – Class 2
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 19,534	$ 25,121	$ 188,455	$ 200,095
Realized gains (losses)	48,052	98,157	67,482	219,595
Unrealized appreciation (depreciation) during the year	(781,565)	1,280,819	(1,602,691)	958,075
Net increase (decrease) in net assets from operations	(713,979)	1,404,097	(1,346,754)	1,377,765
Contract transactions:
Payments received from contract owners	220,335	260,728	537,638	696,968
Transfers between Investment Options (including Guaranteed Interest Account), net	(46,754)	189,485	19,198	70,210
Transfers for contract benefits and terminations	(249,804)	(441,314)	(487,076)	(1,524,712)
Contract maintenance charges	(260,790)	(278,359)	(590,783)	(611,437)
Net increase (decrease) in net assets resulting from contract transactions	(337,013)	(269,460)	(521,023)	(1,368,971)
Total increase (decrease) in net assets	(1,050,992)	1,134,637	(1,867,777)	8,794
Net assets at beginning of period	4,730,588	3,595,951	8,858,642	8,849,848
Net assets at end of period	$ 3,679,596	$ 4,730,588	$ 6,990,865	$ 8,858,642

	Templeton Growth VIP Fund – Class 2		TVST Touchstone Balanced Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 126,047	$ 101,785	$ 5,884	$ (4,218)
Realized gains (losses)	826,885	471,756	254,507	9,116
Unrealized appreciation (depreciation) during the year	(2,173,682)	839,978	(319,250)	101,844
Net increase (decrease) in net assets from operations	(1,220,750)	1,413,519	(58,859)	106,742
Contract transactions:
Payments received from contract owners	475,469	553,771	41,240	49,371
Transfers between Investment Options (including Guaranteed Interest Account), net	173,153	(117,463)	24,624	47,071
Transfers for contract benefits and terminations	(607,995)	(1,210,840)	(7,893)	(68,097)
Contract maintenance charges	(549,322)	(593,489)	(56,432)	(54,459)
Net increase (decrease) in net assets resulting from contract transactions	(508,695)	(1,368,021)	1,539	(26,114)
Total increase (decrease) in net assets	(1,729,445)	45,498	(57,320)	80,628
Net assets at beginning of period	8,511,338	8,465,840	897,681	817,053
Net assets at end of period	$ 6,781,893	$ 8,511,338	$ 840,361	$ 897,681

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	TVST Touchstone Bond Fund		TVST Touchstone Common Stock Fund
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 25,301	$ (8,583)	$ 46,438	$ (36,281)
Realized gains (losses)	(2,688)	(16,791)	3,638,695	105,307
Unrealized appreciation (depreciation) during the year	(58,443)	69,267	(4,183,211)	1,185,412
Net increase (decrease) in net assets from operations	(35,830)	43,893	(498,078)	1,254,438
Contract transactions:
Payments received from contract owners	129,194	141,052	617,919	639,809
Transfers between Investment Options (including Guaranteed Interest Account), net	55,781	3,089	(567,378)	293,654
Transfers for contract benefits and terminations	(131,960)	(130,586)	(728,896)	(312,579)
Contract maintenance charges	(114,701)	(127,454)	(517,748)	(579,664)
Net increase (decrease) in net assets resulting from contract transactions	(61,686)	(113,899)	(1,196,103)	41,220
Total increase (decrease) in net assets	(97,516)	(70,006)	(1,694,181)	1,295,658
Net assets at beginning of period	1,458,346	1,528,352	7,241,664	5,946,006
Net assets at end of period	$ 1,360,830	$ 1,458,346	$ 5,547,483	$ 7,241,664

	TVST Touchstone Small Company Fund		Virtus Duff & Phelps International Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (14,700)	$ (13,043)	$ 835,664	$ 372,371
Realized gains (losses)	473,409	156,161	(248,965)	33,737
Unrealized appreciation (depreciation) during the year	(686,460)	404,629	(6,656,573)	4,792,858
Net increase (decrease) in net assets from operations	(227,751)	547,747	(6,069,874)	5,198,966
Contract transactions:
Payments received from contract owners	143,736	237,598	2,400,987	2,782,206
Transfers between Investment Options (including Guaranteed Interest Account), net	(144,341)	(159,078)	(434,508)	301,614
Transfers for contract benefits and terminations	(208,462)	(111,313)	(2,579,084)	(3,392,096)
Contract maintenance charges	(212,513)	(223,185)	(2,337,924)	(2,389,050)
Net increase (decrease) in net assets resulting from contract transactions	(421,580)	(255,978)	(2,950,529)	(2,697,326)
Total increase (decrease) in net assets	(649,331)	291,769	(9,020,403)	2,501,640
Net assets at beginning of period	3,343,137	3,051,368	37,579,583	35,077,943
Net assets at end of period	$ 2,693,806	$ 3,343,137	$ 28,559,180	$ 37,579,583

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Virtus Duff & Phelps Real Estate Securities Series – Class A Shares		Virtus KAR Capital Growth Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 216,842	$ 193,622	$ (665,352)	$ (604,535)
Realized gains (losses)	1,335,357	2,108,924	14,688,682	8,301,684
Unrealized appreciation (depreciation) during the year	(2,873,658)	(1,191,354)	(21,891,984)	24,907,695
Net increase (decrease) in net assets from operations	(1,321,459)	1,111,192	(7,868,654)	32,604,844
Contract transactions:
Payments received from contract owners	959,334	1,041,218	7,171,217	7,347,680
Transfers between Investment Options (including Guaranteed Interest Account), net	(241,954)	(290,170)	(405,176)	(953,909)
Transfers for contract benefits and terminations	(1,725,074)	(1,769,694)	(8,014,192)	(9,518,435)
Contract maintenance charges	(997,435)	(1,116,977)	(8,144,345)	(7,878,408)
Net increase (decrease) in net assets resulting from contract transactions	(2,005,129)	(2,135,623)	(9,392,496)	(11,003,072)
Total increase (decrease) in net assets	(3,326,588)	(1,024,431)	(17,261,150)	21,601,772
Net assets at beginning of period	20,349,840	21,374,271	118,454,967	96,853,195
Net assets at end of period	$ 17,023,252	$ 20,349,840	$ 101,193,817	$ 118,454,967

	Virtus KAR Small-Cap Growth Series – Class A Shares		Virtus KAR Small-Cap Value Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (174,591)	$ (145,334)	$ 127,625	$ 54,703
Realized gains (losses)	8,402,409	3,330,929	2,937,607	5,090,999
Unrealized appreciation (depreciation) during the year	(3,522,108)	8,750,913	(7,612,844)	223,868
Net increase (decrease) in net assets from operations	4,705,710	11,936,508	(4,547,612)	5,369,570
Contract transactions:
Payments received from contract owners	1,346,819	1,266,807	1,529,272	1,515,523
Transfers between Investment Options (including Guaranteed Interest Account), net	(15,616)	(122,824)	(649,027)	(375,683)
Transfers for contract benefits and terminations	(3,684,689)	(2,270,509)	(2,526,680)	(3,712,220)
Contract maintenance charges	(2,102,849)	(1,875,555)	(1,615,328)	(1,687,523)
Net increase (decrease) in net assets resulting from contract transactions	(4,456,335)	(3,002,081)	(3,261,763)	(4,259,903)
Total increase (decrease) in net assets	249,375	8,934,427	(7,809,375)	1,109,667
Net assets at beginning of period	39,981,351	31,046,924	30,890,095	29,780,428
Net assets at end of period	$ 40,230,726	$ 39,981,351	$ 23,080,720	$ 30,890,095

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares		Virtus Rampart Enhanced Core Equity Series – Class A Shares
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 951,119	$ 1,125,842	$ 306,607	$ 566,563
Realized gains (losses)	(44,827)	45,392	(110,061)	9,355,055
Unrealized appreciation (depreciation) during the year	(1,756,427)	621,618	(6,449,279)	(147,169)
Net increase (decrease) in net assets from operations	(850,135)	1,792,852	(6,252,733)	9,774,449
Contract transactions:
Payments received from contract owners	1,575,052	1,721,374	2,553,344	2,656,501
Transfers between Investment Options (including Guaranteed Interest Account), net	(553,553)	(18,499)	(126,416)	(712,683)
Transfers for contract benefits and terminations	(1,760,942)	(2,372,262)	(3,714,910)	(3,501,224)
Contract maintenance charges	(1,759,415)	(1,898,368)	(3,213,120)	(3,312,063)
Net increase (decrease) in net assets resulting from contract transactions	(2,498,858)	(2,567,755)	(4,501,102)	(4,869,469)
Total increase (decrease) in net assets	(3,348,993)	(774,903)	(10,753,835)	4,904,980
Net assets at beginning of period	28,881,089	29,655,992	50,993,745	46,088,765
Net assets at end of period	$ 25,532,096	$ 28,881,089	$ 40,239,910	$ 50,993,745

	Virtus Strategic Allocation Series – Class A Shares		Wanger International
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ 260,983	$ 453,996	$ 405,608	$ 194,907
Realized gains (losses)	1,185,027	297,736	3,068,311	782,416
Unrealized appreciation (depreciation) during the year	(3,390,276)	5,136,399	(8,107,018)	6,574,741
Net increase (decrease) in net assets from operations	(1,944,266)	5,888,131	(4,633,099)	7,552,064
Contract transactions:
Payments received from contract owners	1,591,026	1,948,979	1,220,169	1,294,099
Transfers between Investment Options (including Guaranteed Interest Account), net	(260,578)	(583,752)	(840,650)	311,783
Transfers for contract benefits and terminations	(3,579,989)	(2,926,809)	(1,794,123)	(4,041,946)
Contract maintenance charges	(2,064,034)	(2,231,310)	(1,266,166)	(1,353,452)
Net increase (decrease) in net assets resulting from contract transactions	(4,313,575)	(3,792,892)	(2,680,770)	(3,789,516)
Total increase (decrease) in net assets	(6,257,841)	2,095,239	(7,313,869)	3,762,548
Net assets at beginning of period	35,974,485	33,879,246	28,117,684	24,355,136
Net assets at end of period	$ 29,716,644	$ 35,974,485	$ 20,803,815	$ 28,117,684

The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2018 and 2017
(Continued)
	Wanger Select		Wanger USA
	2018	2017	2018	2017
Increase (decrease) in net assets from operations:
Net investment income (loss)	$ (17,558)	$ (16,633)	$ (130,743)	$ (166,389)
Realized gains (losses)	1,074,845	1,276,605	10,265,301	6,866,731
Unrealized appreciation (depreciation) during the year	(2,169,923)	761,039	(10,484,802)	348,771
Net increase (decrease) in net assets from operations	(1,112,636)	2,021,011	(350,244)	7,049,113
Contract transactions:
Payments received from contract owners	357,715	401,478	1,621,697	1,847,145
Transfers between Investment Options (including Guaranteed Interest Account), net	60,899	38,461	(411,832)	(661,770)
Transfers for contract benefits and terminations	(572,819)	(553,520)	(3,099,030)	(3,888,998)
Contract maintenance charges	(470,570)	(467,481)	(2,075,720)	(2,025,459)
Net increase (decrease) in net assets resulting from contract transactions	(624,775)	(581,062)	(3,964,885)	(4,729,082)
Total increase (decrease) in net assets	(1,737,411)	1,439,949	(4,315,129)	2,320,031
Net assets at beginning of period	9,464,292	8,024,343	41,434,431	39,114,400
Net assets at end of period	$ 7,726,881	$ 9,464,292	$ 37,119,302	$ 41,434,431
The accompanying notes are an integral part of these financial statements.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization
The Nassau Life Variable Universal Life Account (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the Company, “we” or “us”). NNY is a wholly-owned subsidiary of The Nassau Companies of New York (“NCNY”), whose parent is Nassau Insurance Group Holdings G.P., LLC (“Nassau”). Founded in April 2015, Nassau is a privately held insurance and reinsurance business focused on building a franchise across the insurance value chain. NCNY is a privately held, wholly-owned subsidiary of Nassau, serving as its U.S. life and annuity platform.
NNY, formerly known as Phoenix Life Insurance Company and NCNY, formerly known as The Phoenix Companies, Inc. changed their names effective October 10, 2018 and November 13, 2018, respectively. Nassau, formerly known as Nassau Reinsurance Group Holdings L.P., changed its name effective October 5, 2018. The Separate Account, formerly known as Phoenix Life Variable Universal Life Account, changed its name effective December 6, 2018.
The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established on June 17, 1985. The Separate Account currently consists of 59 investment options (also known as sub-accounts) that invest in shares of underlying mutual funds.
The contract owners may allocate premium payments and contract value to the following sub-accounts in the variable contract ("contract") which have the same or similar name as the underlying mutual funds (collectively, the “Funds” or individually, the “Fund”):
Alger Capital Appreciation Portfolio-Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio-Class I Shares
DWS Equity 500 Index VIP-Class A (formerly Deutsche Equity 500 Index VIP-Class A)
DWS Small Cap Index VIP-Class A (formerly Deutsche Small Cap Index VIP-Class A)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II-Primary Shares
Fidelity ® VIP Contrafund® Portfolio-Service Class
Fidelity ® VIP Growth Opportunities Portfolio-Service Class
Fidelity ® VIP Growth Portfolio-Service Class
Fidelity ® VIP Investment Grade Bond Portfolio-Service Class
Franklin Income VIP Fund-Class 2
Franklin Mutual Shares VIP Fund-Class 2
Guggenheim Long Short Equity Fund
Invesco V.I. American Franchise Fund-Series I Shares
Invesco V.I. Core Equity Fund-Series I Shares
Invesco V.I. Equity and Income Fund-Series II Shares
Invesco V.I. Mid Cap Core Equity Fund-Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio-Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio-Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio-Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio-Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio-Class II
Morningstar Balanced ETF Asset Allocation Portfolio-Class II
Morningstar Growth ETF Asset Allocation Portfolio-Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II
Neuberger Berman AMT Guardian Portfolio-S Class
Neuberger Berman AMT Mid Cap Growth Portfolio-S Class
Oppenheimer Capital Appreciation Fund/VA-Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA-Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio-Advisor Class
PIMCO Real Return Portfolio-Advisor Class

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 1—Organization  (Continued)
PIMCO Total Return Portfolio-Advisor Class
Rydex Inverse Government Long Bond Strategy Fund
Rydex Nova Fund
SA AB Growth Portfolio
SA BlackRock Multi-Asset Income Portfolio – Class 1
SA Wellington Capital Appreciation Portfolio
SA Wellington Government and Quality Bond Portfolio
SA Wellington Multi-Asset Income Portfolio
Templeton Developing Markets VIP Fund-Class 2
Templeton Foreign VIP Fund-Class 2
Templeton Growth VIP Fund-Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series-Class A Shares
Virtus Duff & Phelps Real Estate Securities Series-Class A Shares
Virtus KAR Capital Growth Series-Class A Shares
Virtus KAR Small-Cap Growth Series-Class A Shares
Virtus KAR Small-Cap Value Series-Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series-Class A Shares
Virtus Rampart Enhanced Core Equity Series-Class A Shares
Virtus Strategic Allocation Series-Class A Shares
Wanger International
Wanger Select
Wanger USA
Additionally, contract owners also may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).
NNY and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ("SEC"). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against the NNY’s general account assets.
Note 2—Significant Accounting Policies
The financial statements have been prepared in accordance with US generally accepted accounting principles (“GAAP”). The Separate Account is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies of the Separate Account:
A.     Valuation of investments: Investments are made in the Funds and stated at fair value based on the reported net asset values of the respective Funds, which in turn value their investment securities at fair value.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 2—Significant Accounting Policies (Continued)
The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.
Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2018.
B.     Investment transactions and related income: Investment transactions are recorded on the trade date. Realized gains and losses on the sales of shares of the Funds are computed on the basis of last in first out (“LIFO”). Dividend income and realized gain distributions from investments are recorded on the ex-dividend date.
C.     Income taxes: NNY is taxed as a life insurance entity under the provisions of the Internal Revenue Code of 1986, as amended, (the “Code”) and the operations of the Separate Account are included in the consolidated federal income tax return of NCNY. NCNY is no longer subject to U.S. federal income tax examinations by tax authorities for years before 2015. Under the current provisions of the Code, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this expectation, no charge is being made currently to the Separate Account for federal income taxes. NNY will periodically review the tax liability of the Separate Account in the event of changes in the tax law and may assess a charge in future years for any federal income taxes that would be applied against the Separate Account.
D.     Use of estimates: The preparation of financial statements in accordance with GAAP requires NNY management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments
The cost of purchases and proceeds from sales of investments for the period ended December 31, 2018 were as follows:
Investment Option	Purchases	Sales
Alger Capital Appreciation Portfolio – Class I-2 Shares	$ 1,253,701	$ 885,343
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	739,784	1,095,041
DWS Equity 500 Index VIP – Class A	5,489,463	4,439,931
DWS Small Cap Index VIP – Class A	347,629	588,467
Federated Fund for U.S. Government Securities II	1,788,493	1,883,194
Federated Government Money Fund II - Service Shares	4,449,184	5,141,782
Federated High Income Bond Fund II – Primary Shares	927,574	1,107,272
Fidelity ® VIP Contrafund® Portfolio – Service Class	4,550,304	4,504,677
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	1,303,204	1,702,120
Fidelity ® VIP Growth Portfolio – Service Class	2,516,694	1,755,229
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	959,713	1,194,483
Franklin Income VIP Fund – Class 2	462,827	719,959
Franklin Mutual Shares VIP Fund – Class 2	1,284,433	1,837,656
Guggenheim VT Long Short Equity Fund	33,316	36,705
Invesco V.I. American Franchise Fund – Series I Shares	987,600	982,832
Invesco V.I. Core Equity Fund – Series I Shares	121,457	142,368
Invesco V.I. Equity and Income Fund – Series II Shares	712,428	400,380
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	367,850	149,126
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	128,810	87,670
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	348,809	424,100
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	2,111,061	1,548,715
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	394,846	896,701
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	500,627	247,621
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	3,020,884	818,822
Morningstar Growth ETF Asset Allocation Portfolio – Class II	1,662,284	780,121
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	247,191	1,092,939
Neuberger Berman AMT Guardian Portfolio – S Class	483,922	504,528
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	285,454	124,533
Oppenheimer Capital Appreciation Fund/VA – Service Shares	226,387	837,595
Oppenheimer Global Fund/VA – Service Shares	514,476	621,800
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	649,649	446,677
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	188,644	359,087
PIMCO Real Return Portfolio – Advisor Class	122,224	785,120
PIMCO Total Return Portfolio – Advisor Class	1,144,026	1,090,251
Rydex VT Inverse Government Long Bond Strategy Fund	3,000	2,989
Rydex VT Nova Fund	17,823	9,848
SA AB Growth Portfolio	2,437,439	5,386
SA BlackRock Multi-Asset Income Portfolio – Class 1	74,285	15,619
SA Wellington Capital Appreciation Portfolio – Class 1	520,885	261,924
SA Wellington Government and Quality Bond Portfolio – Class 1	6,661	13,093
SA Wellington Growth and Income Portfolio – Class 1	214,974	497,143
SA Wellington Growth Portfolio – Class 1	847,428	2,004,711
SA Wellington Multi-Asset Income Portfolio – Class 1	95,309	25,988
SA Wellington Natural Resources Portfolio – Class 1	8,322	238,173
Templeton Developing Markets VIP Fund – Class 2	504,463	821,942
Templeton Foreign VIP Fund – Class 2	771,520	1,104,089
Templeton Growth VIP Fund – Class 2	1,159,886	867,280
TVST Touchstone Balanced Fund	402,528	142,933
TVST Touchstone Bond Fund	124,419	160,803
TVST Touchstone Common Stock Fund	3,848,451	1,601,675
TVST Touchstone Small Company Fund	510,644	583,334
Virtus Duff & Phelps International Series – Class A Shares	2,644,270	4,759,134

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 3—Purchases and Proceeds from Sales of Investments (Continued)
Investment Option	Purchases	Sales
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	$ 2,388,489	$ 2,795,449
Virtus KAR Capital Growth Series – Class A Shares	16,214,387	12,808,417
Virtus KAR Small-Cap Growth Series – Class A Shares	8,166,486	5,470,390
Virtus KAR Small-Cap Value Series – Class A Shares	3,768,659	4,180,492
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	1,744,396	3,292,135
Virtus Rampart Enhanced Core Equity Series – Class A Shares	1,667,538	5,862,033
Virtus Strategic Allocation Series – Class A Shares	2,310,921	5,075,768
Wanger International	4,072,728	3,422,966
Wanger Select	1,595,376	1,174,944
Wanger USA	10,664,421	4,740,731
	$ 107,110,656	$ 101,172,234

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding
The changes in units outstanding were as follows:
	For the period ended December 31, 2018			For the period ended December 31, 2017
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Alger Capital Appreciation Portfolio – Class I-2 Shares	281,253	(573,960)	(292,707)	609,615	(891,494)	(281,879)
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares	235,935	(455,957)	(220,022)	554,331	(763,635)	(209,304)
DWS Equity 500 Index VIP – Class A	1,376,874	(2,108,868)	(731,994)	2,345,144	(3,033,850)	(688,706)
DWS Small Cap Index VIP – Class A	105,043	(252,366)	(147,323)	250,960	(453,073)	(202,113)
Federated Fund for U.S. Government Securities II	1,529,288	(1,755,050)	(225,762)	1,885,989	(2,704,154)	(818,165)
Federated Government Money Fund II - Service Shares	7,655,269	(8,616,956)	(961,687)	7,388,927	(14,840,977)	(7,452,050)
Federated High Income Bond Fund II – Primary Shares	405,137	(625,678)	(220,541)	510,119	(706,883)	(196,764)
Fidelity ® VIP Contrafund® Portfolio – Service Class	1,346,585	(2,378,469)	(1,031,884)	1,793,839	(2,757,477)	(963,638)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class	561,307	(952,544)	(391,237)	672,965	(1,280,503)	(607,538)
Fidelity ® VIP Growth Portfolio – Service Class	839,359	(1,287,792)	(448,433)	1,381,177	(1,856,471)	(475,294)
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class	840,792	(1,159,377)	(318,585)	2,107,428	(1,788,315)	319,113
Franklin Income VIP Fund – Class 2	304,087	(535,429)	(231,342)	463,311	(609,673)	(146,362)
Franklin Mutual Shares VIP Fund – Class 2	490,096	(935,958)	(445,862)	967,379	(1,662,186)	(694,807)
Guggenheim VT Long Short Equity Fund	7,897	(23,263)	(15,366)	20,222	(34,779)	(14,557)
Invesco V.I. American Franchise Fund – Series I Shares	533,954	(714,002)	(180,048)	565,198	(781,573)	(216,375)
Invesco V.I. Core Equity Fund – Series I Shares	87,523	(136,782)	(49,259)	123,459	(174,908)	(51,449)
Invesco V.I. Equity and Income Fund – Series II Shares	365,520	(252,605)	112,915	219,004	(216,859)	2,145
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares	139,015	(177,709)	(38,694)	150,393	(217,241)	(66,848)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares	38,193	(57,387)	(19,194)	90,544	(104,058)	(13,514)
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares	217,161	(344,053)	(126,892)	288,517	(451,455)	(162,938)
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares	1,153,525	(1,411,174)	(257,649)	912,879	(1,568,285)	(655,406)
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares	300,969	(620,424)	(319,455)	407,143	(618,823)	(211,680)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II	185,461	(185,622)	(161)	637,875	(866,694)	(228,819)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II	1,730,610	(860,573)	870,037	806,386	(875,782)	(69,396)
Morningstar Growth ETF Asset Allocation Portfolio – Class II	762,527	(672,480)	90,047	923,693	(669,575)	254,118
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II	155,859	(862,189)	(706,330)	702,222	(1,536,211)	(833,989)
Neuberger Berman AMT Guardian Portfolio – S Class	142,515	(290,746)	(148,231)	172,354	(261,758)	(89,404)
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class	214,809	(129,258)	85,551	69,139	(99,647)	(30,508)
Oppenheimer Capital Appreciation Fund/VA – Service Shares	70,219	(417,406)	(347,187)	263,432	(347,645)	(84,213)
Oppenheimer Global Fund/VA – Service Shares	210,247	(358,543)	(148,296)	437,989	(354,219)	83,770
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares	190,585	(302,282)	(111,697)	381,357	(522,207)	(140,850)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class	443,475	(758,144)	(314,669)	765,009	(809,745)	(44,736)
PIMCO Real Return Portfolio – Advisor Class	92,110	(557,782)	(465,672)	639,262	(388,431)	250,831
PIMCO Total Return Portfolio – Advisor Class	894,316	(996,045)	(101,729)	990,204	(1,290,631)	(300,427)
Rydex VT Inverse Government Long Bond Strategy Fund	14,306	(14,031)	275	13,393	(18,479)	(5,086)
Rydex VT Nova Fund	2,033	(2,896)	(863)	11,628	(12,635)	(1,007)
SA AB Growth Portfolio	2,535,038	(5,026)	2,530,012	-	-	-
SA BlackRock Multi-Asset Income Portfolio – Class 1	-	(142)	(142)	23	(140)	(117)
SA Wellington Capital Appreciation Portfolio – Class 1	7	(712)	(705)	8	(83)	(75)
SA Wellington Government and Quality Bond Portfolio – Class 1	-	(194)	(194)	-	(227)	(227)
SA Wellington Growth and Income Portfolio – Class 1	10	(5,002)	(4,992)	22	(47)	(25)
SA Wellington Growth Portfolio – Class 1	-	(9,309)	(9,309)	6	(1,347)	(1,341)
SA Wellington Multi-Asset Income Portfolio – Class 1	32	(225)	(193)	33	(433)	(400)
SA Wellington Natural Resources Portfolio – Class 1	4	(2,557)	(2,553)	14	(51)	(37)
Templeton Developing Markets VIP Fund – Class 2	202,272	(291,076)	(88,804)	373,439	(452,966)	(79,527)
Templeton Foreign VIP Fund – Class 2	690,004	(961,179)	(271,175)	1,028,559	(1,712,203)	(683,644)
Templeton Growth VIP Fund – Class 2	396,164	(591,929)	(195,765)	508,903	(1,043,675)	(534,772)
TVST Touchstone Balanced Fund	97,460	(97,669)	(209)	95,476	(111,404)	(15,928)
TVST Touchstone Bond Fund	144,934	(189,282)	(44,348)	207,553	(289,285)	(81,732)
TVST Touchstone Common Stock Fund	394,133	(926,875)	(532,742)	724,346	(704,403)	19,943

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 4—Changes in Units Outstanding (Continued)
	For the period ended December 31, 2018			For the period ended December 31, 2017
Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
TVST Touchstone Small Company Fund	124,951	(297,365)	(172,414)	280,812	(400,760)	(119,948)
Virtus Duff & Phelps International Series – Class A Shares	982,476	(1,730,734)	(748,258)	1,309,273	(1,973,341)	(664,068)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares	301,710	(549,743)	(248,033)	393,995	(652,060)	(258,065)
Virtus KAR Capital Growth Series – Class A Shares	1,103,713	(2,294,841)	(1,191,128)	1,316,194	(2,982,062)	(1,665,868)
Virtus KAR Small-Cap Growth Series – Class A Shares	537,465	(1,173,123)	(635,658)	862,901	(1,468,998)	(606,097)
Virtus KAR Small-Cap Value Series – Class A Shares	674,885	(1,410,400)	(735,515)	1,183,304	(2,228,201)	(1,044,897)
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares	478,153	(884,612)	(406,459)	836,433	(1,270,329)	(433,896)
Virtus Rampart Enhanced Core Equity Series – Class A Shares	1,776,876	(3,538,480)	(1,761,604)	3,266,560	(5,365,101)	(2,098,541)
Virtus Strategic Allocation Series – Class A Shares	265,661	(800,051)	(534,390)	439,580	(960,802)	(521,222)
Wanger International	313,758	(719,966)	(406,208)	579,112	(1,211,038)	(631,926)
Wanger Select	185,214	(299,652)	(114,438)	264,626	(373,200)	(108,574)
Wanger USA	340,126	(893,351)	(553,225)	650,418	(1,445,163)	(794,745)

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2018, 2017, 2016, 2015, and 2014 follows:
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Alger Capital Appreciation Portfolio – Class I-2 Shares
2018 ‡	2,633	2.34	to	3.51	6,446	0.08%	-	to	0.80%	(0.91%)	to	(0.10%)
2017	2,926	2.29	to	3.66	7,182	0.16%	-	to	0.80%	30.04%	to	31.08%
2016	3,208	1.76	to	2.79	5,996	0.18%	-	to	0.80%	(0.30%)	to	0.50%
2015	3,635	1.77	to	2.78	6,745	0.08%	-	to	0.80%	5.34%	to	6.19%
2014	3,975	1.68	to	2.61	6,953	0.09%	-	to	0.80%	12.84%	to	13.75%
Calvert VP S&P MidCap 400 Index Portfolio – Class I Shares
2018 ‡	1,189	2.22	to	2.42	2,719	1.15%	-	to	0.80%	(12.05%)	to	(11.33%)
2017	1,409	2.53	to	2.73	3,657	0.71%	-	to	0.80%	14.97%	to	15.89%
2016 ‡	1,618	2.20	to	2.36	3,629	0.48%	-	to	0.80%	19.31%	to	20.27%
2015	1,649	1.84	to	1.96	3,081	0.09%	-	to	0.80%	(3.46%)	to	(2.68%)
2014	1,536	1.91	to	2.02	2,962	1.16%	-	to	0.80%	8.38%	to	9.25%
DWS Equity 500 Index VIP – Class A
2018	9,999	2.73	to	3.14	28,940	1.69%	-	to	0.80%	(5.42%)	to	(4.65%)
2017	10,731	2.89	to	3.29	32,546	1.78%	-	to	0.80%	20.56%	to	21.53%
2016 ‡	11,420	2.40	to	2.71	28,482	1.69%	-	to	0.80%	10.72%	to	11.61%
2015	19,849	2.17	to	2.43	45,891	1.64%	-	to	0.80%	0.32%	to	1.13%
2014	20,726	2.16	to	2.40	47,389	1.83%	-	to	0.80%	12.48%	to	13.39%
DWS Small Cap Index VIP – Class A
2018 ‡	523	2.06	to	2.24	1,113	0.96%	-	to	0.80%	(11.94%)	to	(11.23%)
2017	671	2.33	to	2.52	1,613	1.01%	-	to	0.80%	13.42%	to	14.33%
2016	873	2.06	to	2.21	1,830	1.00%	-	to	0.80%	20.06%	to	21.03%
2015	981	1.71	to	1.82	1,699	1.07%	-	to	0.80%	(5.36%)	to	(4.60%)
2014	1,038	1.81	to	1.91	1,891	0.85%	-	to	0.80%	3.90%	to	4.74%
Federated Fund for U.S. Government Securities II
2018	7,492	1.80	to	1.93	13,938	2.44%	-	to	0.80%	(0.35%)	to	0.45%
2017	7,717	1.80	to	1.92	14,317	2.43%	-	to	0.80%	1.11%	to	1.92%
2016	8,535	1.78	to	1.89	15,545	2.56%	-	to	0.80%	0.80%	to	1.61%
2015 ‡	9,344	1.77	to	1.86	16,790	2.75%	-	to	0.80%	(0.29%)	to	0.52%
2014	9,864	1.77	to	1.85	17,680	2.99%	-	to	0.80%	3.78%	to	4.62%
Federated Government Money Fund II - Service Shares
2018	23,048	0.95	to	1.02	22,602	1.24%	-	to	0.80%	0.43%	to	1.25%
2017	24,010	0.94	to	1.00	23,294	0.30%	-	to	0.80%	(0.48%)	to	0.31%
2016 ‡	31,462	0.95	to	1.00	30,429	0.00%*	-	to	0.80%	(0.80%)	to	-
2015 ‡	25,395	0.95	to	1.00	24,612	0.00%*	-	to	0.80%	(0.80%)	to	0.00%*
2014	26,117	0.96	to	1.00	25,310	-	-	to	0.80%	(0.80%)	to	-
Federated High Income Bond Fund II – Primary Shares
2018	1,910	2.53	to	3.19	5,067	8.10%	-	to	0.80%	(4.06%)	to	(3.29%)
2017	2,131	2.64	to	3.30	5,859	6.72%	-	to	0.80%	6.09%	to	6.94%
2016 ‡	2,327	2.48	to	3.08	5,993	6.42%	-	to	0.80%	13.90%	to	14.82%
2015	2,911	2.18	to	2.68	6,533	5.73%	-	to	0.80%	(3.35%)	to	(2.57%)
2014	3,324	2.26	to	2.76	7,671	5.79%	-	to	0.80%	1.87%	to	2.69%

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Fidelity ® VIP Contrafund® Portfolio – Service Class
2018	11,399	2.69	to	3.76	32,420	0.60%	-	to	0.80%	(7.24%)	to	(6.49%)
2017	12,431	2.90	to	4.02	37,961	0.89%	-	to	0.80%	20.79%	to	21.76%
2016	13,394	2.40	to	3.30	33,626	0.68%	-	to	0.80%	7.05%	to	7.91%
2015	15,769	2.24	to	3.06	36,795	0.91%	-	to	0.80%	(0.25%)	to	0.56%
2014	17,799	2.25	to	3.05	41,384	0.82%	-	to	0.80%	10.92%	to	11.82%
Fidelity ® VIP Growth Opportunities Portfolio – Service Class
2018	4,189	2.36	to	3.55	10,157	0.11%	-	to	0.80%	11.44%	to	12.35%
2017	4,580	2.11	to	3.16	9,952	0.20%	-	to	0.80%	33.33%	to	34.40%
2016 ‡	5,188	1.59	to	2.35	8,439	0.23%	-	to	0.80%	(0.55%)	to	(0.25%)
2015	6,212	1.59	to	2.34	10,152	0.06%	-	to	0.80%	4.64%	to	5.48%
2014	7,306	1.52	to	2.22	11,375	0.11%	-	to	0.80%	11.21%	to	12.10%
Fidelity ® VIP Growth Portfolio – Service Class
2018	6,067	1.72	to	2.31	11,109	0.15%	-	to	0.80%	(1.08%)	to	(0.27%)
2017	6,515	1.74	to	2.32	12,019	0.12%	-	to	0.80%	33.92%	to	35.00%
2016	6,990	1.30	to	1.72	9,561	-	-	to	0.80%	(0.09%)	to	0.71%
2015	8,711	1.30	to	1.71	11,790	0.16%	-	to	0.80%	6.20%	to	7.05%
2014	8,451	1.23	to	1.59	10,741	0.09%	-	to	0.80%	10.30%	to	11.19%
Fidelity ® VIP Investment Grade Bond Portfolio – Service Class
2018 ‡	5,581	1.45	to	1.59	8,553	2.45%	-	to	0.80%	(1.43%)	to	(0.63%)
2017	5,900	1.47	to	1.60	9,114	2.39%	-	to	0.80%	3.33%	to	4.16%
2016	5,581	1.42	to	1.54	8,285	2.25%	-	to	0.80%	3.79%	to	4.63%
2015 ‡	5,630	1.37	to	1.47	7,977	2.50%	-	to	0.80%	(1.50%)	to	(0.71%)
2014	5,692	1.39	to	1.48	8,138	2.46%	-	to	0.80%	4.91%	to	5.75%
Franklin Income VIP Fund – Class 2
2018	2,098	1.73	to	1.91	3,707	4.78%	-	to	0.80%	(5.07%)	to	(4.30%)
2017	2,329	1.82	to	2.00	4,321	4.13%	-	to	0.80%	8.80%	to	9.67%
2016	2,475	1.67	to	1.82	4,198	4.99%	-	to	0.80%	13.11%	to	14.02%
2015	2,841	1.48	to	1.60	4,234	4.77%	-	to	0.80%	(7.80%)	to	(7.05%)
2014	3,565	1.60	to	1.72	5,738	4.89%	-	to	0.80%	3.78%	to	4.62%
Franklin Mutual Shares VIP Fund – Class 2
2018	4,509	2.79	to	2.54	12,751	2.36%	-	to	0.80%	(9.80%)	to	(9.07%)
2017	4,954	3.10	to	2.80	15,466	2.17%	-	to	0.80%	7.48%	to	8.35%
2016 ‡	5,649	2.88	to	2.58	16,309	2.00%	-	to	0.80%	15.13%	to	16.06%
2015	6,667	2.50	to	2.23	16,627	3.09%	-	to	0.80%	(5.70%)	to	(4.94%)
2014 ‡	7,349	2.65	to	2.34	19,354	1.98%	-	to	0.80%	6.26%	to	7.12%
Guggenheim VT Long Short Equity Fund
2018	83	1.78	to	2.01	153	-	-	to	0.80%	(13.64%)	to	(12.94%)
2017	99	2.06	to	2.31	208	0.36%	-	to	0.80%	13.94%	to	14.85%
2016 ‡	113	1.81	to	2.01	207	-	-	to	0.80%	(0.15%)	to	0.65%
2015	147	1.81	to	2.00	268	-	-	to	0.80%	0.45%	to	1.26%
2014 ‡	158	1.80	to	1.98	285	-	-	to	0.80%	1.97%	to	2.79%
Invesco V.I. American Franchise Fund – Series I Shares
2018	2,894	1.87	to	1.97	5,528	-	-	to	0.80%	(4.40%)	to	(3.62%)
2017	3,074	1.95	to	2.05	6,110	0.08%	-	to	0.80%	26.33%	to	27.34%
2016	3,291	1.55	to	1.61	5,152	-	-	to	0.80%	1.45%	to	2.27%
2015	3,566	1.53	to	1.57	5,480	-	-	to	0.80%	4.17%	to	5.01%
2014	3,784	1.46	to	1.50	5,566	0.04%	-	to	0.80%	7.57%	to	8.44%

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Invesco V.I. Core Equity Fund – Series I Shares
2018 ‡	556	1.78	to	1.97	1,027	0.80%	-	to	0.80%	(10.12%)	to	(9.39%)
2017	605	1.98	to	2.18	1,235	1.02%	-	to	0.80%	12.27%	to	13.17%
2016	657	1.76	to	1.92	1,184	0.76%	-	to	0.80%	9.38%	to	10.26%
2015	729	1.61	to	1.74	1,193	1.11%	-	to	0.80%	(6.52%)	to	(5.77%)
2014	870	1.73	to	1.85	1,516	0.75%	-	to	0.80%	7.28%	to	8.15%
Invesco V.I. Equity and Income Fund – Series II Shares
2018	1,101	1.81	to	2.00	2,058	1.98%	-	to	0.80%	(10.45%)	to	(9.73%)
2017	988	2.02	to	2.21	2,048	1.43%	-	to	0.80%	9.90%	to	10.78%
2016	986	1.83	to	2.00	1,846	1.58%	-	to	0.80%	13.92%	to	14.83%
2015	1,075	1.61	to	1.74	1,761	2.44%	-	to	0.80%	(3.36%)	to	(2.59%)
2014	997	1.67	to	1.79	1,681	1.70%	-	to	0.80%	7.90%	to	8.77%
Invesco V.I. Mid Cap Core Equity Fund – Series I Shares
2018	912	1.96	to	2.20	1,845	0.51%	-	to	0.80%	(12.06%)	to	(11.35%)
2017	951	2.23	to	2.48	2,172	0.53%	-	to	0.80%	14.00%	to	14.92%
2016 ‡	1,018	1.96	to	2.16	2,026	0.08%	-	to	0.80%	12.53%	to	13.43%
2015	1,090	1.74	to	1.90	1,917	0.34%	-	to	0.80%	(4.80%)	to	(4.03%)
2014	1,212	1.83	to	1.98	2,234	0.04%	-	to	0.80%	3.60%	to	4.43%
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio – Service Shares
2018	349	2.15	to	2.40	771	0.02%	-	to	0.80%	(13.94%)	to	(13.24%)
2017	369	2.49	to	2.76	940	0.36%	-	to	0.80%	13.04%	to	13.95%
2016 ‡	382	2.21	to	2.42	855	-	-	to	0.80%	14.86%	to	15.78%
2015	390	1.92	to	2.09	759	-	-	to	0.80%	(3.16%)	to	(2.38%)
2014	539	1.98	to	2.15	1,080	-	-	to	0.80%	10.14%	to	11.03%
Lord Abbett Series Fund Bond Debenture Portfolio – Class VC Shares
2018	1,404	2.05	to	2.28	2,978	4.27%	-	to	0.80%	(4.79%)	to	(4.02%)
2017	1,531	2.15	to	2.38	3,384	4.05%	-	to	0.80%	8.34%	to	9.21%
2016	1,694	1.98	to	2.18	3,434	4.40%	-	to	0.80%	11.24%	to	12.13%
2015 ‡	1,935	1.78	to	1.94	3,500	3.94%	-	to	0.80%	(2.32%)	to	(1.53%)
2014 ‡	2,056	1.83	to	1.97	3,790	4.55%	-	to	0.80%	3.51%	to	4.35%
Lord Abbett Series Fund Growth and Income Portfolio – Class VC Shares
2018	5,978	1.86	to	2.08	11,462	1.42%	-	to	0.80%	(8.88%)	to	(8.14%)
2017	6,236	2.04	to	2.26	13,059	1.33%	-	to	0.80%	12.48%	to	13.38%
2016	6,891	1.82	to	2.00	12,762	1.49%	-	to	0.80%	16.18%	to	17.11%
2015	7,792	1.56	to	1.71	12,357	1.21%	-	to	0.80%	(3.64%)	to	(2.86%)
2014 ‡	8,257	1.62	to	1.76	13,536	0.69%	-	to	0.80%	6.79%	to	7.65%
Lord Abbett Series Fund Mid Cap Stock Portfolio – Class VC Shares
2018	2,303	1.73	to	1.93	4,101	0.65%	-	to	0.80%	(15.72%)	to	(15.04%)
2017	2,622	2.05	to	2.27	5,524	0.60%	-	to	0.80%	5.98%	to	6.83%
2016 ‡	2,834	1.93	to	2.12	5,598	0.50%	-	to	0.80%	15.47%	to	16.39%
2015	3,267	1.67	to	1.83	5,561	0.57%	-	to	0.80%	(4.56%)	to	(3.79%)
2014	3,434	1.75	to	1.90	6,098	0.44%	-	to	0.80%	10.64%	to	11.53%
Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II
2018	1,637	1.54	to	1.65	2,587	1.35%	-	to	0.80%	(10.06%)	to	(9.33%)
2017 ‡	1,637	1.61	to	1.82	2,867	1.13%	-	to	0.80%	11.57%	to	19.80%
2016	1,866	1.44	to	1.52	2,739	1.29%	-	to	0.80%	10.32%	to	11.21%
2015	1,828	1.31	to	1.36	2,421	1.22%	-	to	0.80%	(3.61%)	to	(2.83%)
2014 ‡	1,682	1.36	to	1.40	2,298	0.99%	-	to	0.80%	3.64%	to	4.47%

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Morningstar Balanced ETF Asset Allocation Portfolio – Class II
2018 ‡	5,637	1.39	to	1.49	8,064	2.12%	-	to	0.80%	(6.99%)	to	(6.23%)
2017	4,767	1.50	to	1.58	7,278	1.68%	-	to	0.80%	12.43%	to	13.33%
2016	4,836	1.33	to	1.40	6,532	1.73%	-	to	0.80%	7.61%	to	8.48%
2015	4,973	1.24	to	1.29	6,211	1.49%	-	to	0.80%	(3.00%)	to	(2.22%)
2014 ‡	4,770	1.27	to	1.32	6,097	1.18%	-	to	0.80%	3.67%	to	4.51%
Morningstar Growth ETF Asset Allocation Portfolio – Class II
2018	4,355	1.49	to	1.59	6,646	1.64%	-	to	0.80%	(8.78%)	to	(8.04%)
2017	4,265	1.64	to	1.73	7,101	1.41%	-	to	0.80%	16.36%	to	17.30%
2016	4,010	1.41	to	1.48	5,717	1.59%	-	to	0.80%	8.82%	to	9.69%
2015	3,753	1.29	to	1.35	4,898	1.26%	-	to	0.80%	(3.29%)	to	(2.51%)
2014	4,158	1.34	to	1.38	5,589	0.93%	-	to	0.80%	3.74%	to	4.57%
Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II
2018	1,493	1.26	to	1.35	1,929	1.62%	-	to	0.80%	(5.02%)	to	(4.25%)
2017	2,199	1.33	to	1.41	2,996	1.57%	-	to	0.80%	9.06%	to	9.94%
2016	3,033	1.22	to	1.28	3,745	1.62%	-	to	0.80%	5.52%	to	6.37%
2015	3,493	1.16	to	1.20	4,062	1.45%	-	to	0.80%	(2.46%)	to	(1.68%)
2014	3,827	1.18	to	1.23	4,544	1.10%	-	to	0.80%	2.48%	to	3.30%
Neuberger Berman AMT Guardian Portfolio – S Class
2018	1,420	1.95	to	2.16	2,815	0.39%	-	to	0.80%	(8.35%)	to	(7.60%)
2017 ‡	1,568	2.13	to	2.33	3,383	0.28%	-	to	0.80%	23.74%	to	24.73%
2016 ‡	1,658	1.72	to	1.87	2,883	0.39%	-	to	0.80%	7.88%	to	8.74%
2015 ‡	1,773	1.59	to	1.72	2,851	0.45%	-	to	0.80%	(5.88%)	to	(5.12%)
2014	2,032	1.69	to	1.81	3,461	0.25%	-	to	0.80%	8.02%	to	8.89%
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
2018 ‡	370	1.15	to	1.18	428	-	-	to	0.80%	(7.31%)	to	(6.56%)
2017 ‡	284	1.24	to	1.26	354	-	-	to	0.80%	23.57%	to	24.56%
2016	315	1.00	to	1.01	316	-	-	to	0.80%	3.33%	to	4.16%
2015 ‡, 4	490	0.97	to	0.97	475	-	-	to	0.80%	(3.04%)	to	(2.91%)
Oppenheimer Capital Appreciation Fund/VA – Service Shares
2018	517	1.81	to	2.00	979	-	-	to	0.80%	(6.71%)	to	(5.96%)
2017	864	1.94	to	2.13	1,739	0.01%	-	to	0.80%	25.49%	to	26.50%
2016	949	1.54	to	1.68	1,504	0.13%	-	to	0.80%	(3.21%)	to	(2.43%)
2015 ‡	506	1.59	to	1.72	830	-	-	to	0.80%	2.44%	to	3.27%
2014 ‡	554	1.56	to	1.67	880	0.19%	-	to	0.80%	14.21%	to	15.13%
Oppenheimer Global Fund/VA – Service Shares
2018 ‡	1,022	1.73	to	1.92	1,830	0.75%	-	to	0.80%	(14.09%)	to	(13.39%)
2017	1,171	2.02	to	2.21	2,427	0.73%	-	to	0.80%	35.23%	to	36.32%
2016 ‡	1,087	1.49	to	1.62	1,656	0.81%	-	to	0.80%	(0.95%)	to	(0.16%)
2015	1,385	1.51	to	1.63	2,119	1.08%	-	to	0.80%	2.84%	to	3.67%
2014	1,403	1.46	to	1.57	2,074	0.89%	-	to	0.80%	1.24%	to	2.06%
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares
2018	1,588	1.90	to	2.36	3,085	0.06%	-	to	0.80%	(11.26%)	to	(10.54%)
2017 ‡	1,700	2.14	to	2.64	3,708	0.64%	-	to	0.80%	13.00%	to	13.91%
2016	1,841	1.90	to	2.31	3,542	0.25%	-	to	0.80%	16.73%	to	17.67%
2015	2,071	1.62	to	1.97	3,402	0.63%	-	to	0.80%	(6.85%)	to	(6.09%)
2014	2,316	1.74	to	2.09	4,066	0.66%	-	to	0.80%	10.76%	to	11.65%

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
PIMCO CommodityRealReturn® Strategy Portfolio – Advisor Class
2018 ‡	2,820	0.53	to	0.59	1,526	1.97%	-	to	0.80%	(14.89%)	to	(14.20%)
2017	3,134	0.63	to	0.69	1,990	10.90%	-	to	0.80%	1.23%	to	2.05%
2016	3,179	0.62	to	0.67	1,986	1.01%	-	to	0.80%	13.96%	to	14.87%
2015 ‡	3,461	0.54	to	0.59	1,894	4.49%	-	to	0.80%	(26.26%)	to	(25.66%)
2014	3,301	0.73	to	0.79	2,438	0.26%	-	to	0.80%	(19.27%)	to	(18.62%)
PIMCO Real Return Portfolio – Advisor Class
2018	970	1.42	to	1.57	1,424	2.29%	-	to	0.80%	(3.09%)	to	(2.31%)
2017	1,436	1.46	to	1.61	2,166	2.30%	-	to	0.80%	2.72%	to	3.55%
2016 ‡	1,185	1.42	to	1.55	1,724	2.01%	-	to	0.80%	4.25%	to	5.09%
2015 ‡	1,700	1.37	to	1.32	2,380	3.75%	-	to	0.80%	(3.58%)	to	(2.80%)
2014 ‡	2,022	1.42	to	1.52	2,910	1.27%	-	to	0.80%	2.16%	to	2.99%
PIMCO Total Return Portfolio – Advisor Class
2018	3,677	1.63	to	1.81	6,235	2.45%	-	to	0.80%	(1.43%)	to	(0.63%)
2017 ‡	3,779	1.66	to	1.82	6,459	1.92%	-	to	0.80%	3.97%	to	4.81%
2016 ‡	4,079	1.59	to	1.74	6,652	1.98%	-	to	0.80%	1.76%	to	2.57%
2015	4,594	1.57	to	1.69	7,307	4.84%	-	to	0.80%	(0.45%)	to	0.35%
2014 ‡	4,661	1.57	to	1.69	7,398	2.03%	-	to	0.80%	3.34%	to	4.17%
Rydex VT Inverse Government Long Bond Strategy Fund
2018	76	0.30	to	0.34	24	-	-	to	0.80%	2.95%	to	3.79%
2017	75	0.30	to	0.33	23	-	-	to	0.80%	(9.61%)	to	(8.89%)
2016 ‡	81	0.33	to	0.36	27	-	-	to	0.80%	(3.72%)	to	(2.94%)
2015 ‡	82	0.34	to	0.38	29	-	-	to	0.80%	(2.01%)	to	(1.22%)
2014	97	0.35	to	0.38	35	-	-	to	0.80%	(25.51%)	to	(24.91%)
Rydex VT Nova Fund
2018	44	3.33	to	3.47	150	0.18%	0.25%	to	0.80%	(11.04%)	to	(10.55%)
2017	45	3.74	to	3.88	172	0.05%	0.25%	to	0.80%	30.73%	to	31.45%
2016	46	2.86	to	2.96	133	-	0.25%	to	0.80%	14.79%	to	15.43%
2015 ‡	47	2.49	to	2.56	118	-	0.25%	to	0.80%	(1.51%)	to	(0.97%)
2014	57	2.53	to	2.78	145	0.07%	-	to	0.80%	17.64%	to	18.59%
SA AB Growth Portfolio
2018 ‡, 5	2,530	0.85	to	0.99	2,288	-	0.45%	to	0.60%	(6.02%)	to	(5.99%)
SA BlackRock Multi-Asset Income Portfolio – Class 1
2018	20	63.70	to	64.61	1,305	5.08%	0.45%	to	0.60%	(4.31%)	to	(4.17%)
2017	20	66.57	to	67.42	1,371	2.08%	0.45%	to	0.60%	5.74%	to	5.90%
2016	20	62.95	to	63.66	1,303	3.36%	0.45%	to	0.60%	5.90%	to	6.06%
2015	21	59.45	to	60.02	1,235	0.81%	0.45%	to	0.60%	(5.06%)	to	(4.92%)
2014	23	62.62	to	63.13	1,483	0.96%	0.45%	to	0.60%	8.97%	to	9.13%
SA Wellington Capital Appreciation Portfolio – Class 1
2018	11	337.90	to	321.55	3,643	-	0.45%	to	0.60%	(1.35%)	to	(1.20%)
2017	12	342.52	to	325.46	3,918	-	0.45%	to	0.60%	31.99%	to	32.18%
2016	12	246.21	to	259.51	2,982	-	0.45%	to	0.60%	1.37%	to	1.53%
2015	13	242.51	to	256.00	3,110	-	0.45%	to	0.60%	8.08%	to	8.24%
2014	18	236.86	to	224.05	4,060	-	0.45%	to	0.60%	14.55%	to	14.72%
SA Wellington Government and Quality Bond Portfolio – Class 1
2018 ‡	5	63.09	to	63.09	312	2.09%	0.45%	to	0.45%	(0.41%)	to	(0.41%)
2017	5	42.93	to	63.35	326	1.83%	0.45%	to	0.60%	2.34%	to	2.50%
2016	5	41.95	to	61.81	332	1.37%	0.45%	to	0.60%	0.86%	to	1.01%
2015	6	41.59	to	61.19	375	1.41%	0.45%	to	0.60%	(0.06%)	to	0.09%
2014	7	41.62	to	61.13	435	1.72%	0.45%	to	0.60%	4.53%	to	4.69%

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
SA Wellington Growth and Income Portfolio – Class 1
2018 [6]	-	-	to	-	-	1.79%	0.45%	to	0.60%	9.94%	to	10.08%
2017	5	93.20	to	91.72	458	0.79%	0.45%	to	0.60%	23.20%	to	23.39%
2016	5	74.33	to	75.65	373	0.80%	0.45%	to	0.60%	6.45%	to	6.61%
2015	5	69.72	to	71.06	352	0.46%	0.45%	to	0.60%	4.23%	to	4.38%
2014	5	68.18	to	66.79	351	0.48%	0.45%	to	0.60%	12.79%	to	12.96%
SA Wellington Growth Portfolio – Class 1
2018 [7]	-	-	to	-	-	2.93%	0.45%	to	0.60%	6.05%	to	6.18%
2017	9	133.81	to	205.12	1,890	1.16%	0.45%	to	0.60%	19.06%	to	19.24%
2016	11	112.39	to	172.02	1,816	1.03%	0.45%	to	0.60%	6.76%	to	6.92%
2015	12	105.28	to	160.89	1,842	0.63%	0.45%	to	0.60%	(0.45%)	to	(0.30%)
2014	12	105.75	to	161.37	1,860	0.57%	0.45%	to	0.60%	6.80%	to	6.97%
SA Wellington Multi-Asset Income Portfolio – Class 1
2018	22	81.17	to	78.56	1,713	1.23%	0.45%	to	0.60%	(8.04%)	to	(7.90%)
2017	22	88.28	to	85.30	1,877	0.27%	0.45%	to	0.60%	15.64%	to	15.81%
2016	22	73.66	to	76.34	1,650	1.87%	0.45%	to	0.60%	1.16%	to	1.31%
2015	23	72.70	to	75.46	1,689	3.02%	0.45%	to	0.60%	0.60%	to	0.75%
2014	24	75.01	to	72.16	1,735	0.39%	0.45%	to	0.60%	4.40%	to	4.56%
SA Wellington Natural Resources Portfolio – Class 1
2018 [8]	-	-	to	-	-	5.12%	0.45%	to	0.60%	4.38%	to	4.51%
2017	3	85.80	to	91.52	232	2.63%	0.45%	to	0.60%	14.36%	to	14.54%
2016	3	75.02	to	79.90	205	4.24%	0.45%	to	0.60%	29.18%	to	29.38%
2015	3	58.08	to	61.76	213	1.54%	0.45%	to	0.60%	(21.87%)	to	(21.75%)
2014	4	74.33	to	78.92	297	1.08%	0.45%	to	0.60%	(19.02%)	to	(18.90%)
Templeton Developing Markets VIP Fund – Class 2
2018 ‡	1,115	3.20	to	3.47	3,680	0.86%	-	to	0.80%	(16.47%)	to	(15.79%)
2017	1,204	3.83	to	4.12	4,731	1.00%	-	to	0.80%	39.29%	to	40.41%
2016 ‡	1,283	2.75	to	2.93	3,596	0.83%	-	to	0.80%	16.50%	to	17.44%
2015 ‡	1,548	2.36	to	2.50	3,706	2.08%	-	to	0.80%	(20.25%)	to	(19.60%)
2014 ‡	1,657	2.96	to	3.11	4,950	1.50%	-	to	0.80%	(9.12%)	to	(8.39%)
Templeton Foreign VIP Fund – Class 2
2018	3,916	1.66	to	1.76	6,991	2.67%	-	to	0.80%	(16.12%)	to	(15.44%)
2017	4,187	1.98	to	2.08	8,859	2.61%	-	to	0.80%	15.76%	to	16.69%
2016 ‡	4,871	1.71	to	1.78	8,850	1.93%	-	to	0.80%	6.32%	to	7.17%
2015	5,255	1.61	to	1.67	8,906	3.20%	-	to	0.80%	(7.24%)	to	(6.49%)
2014	5,996	1.74	to	1.78	10,918	1.84%	-	to	0.80%	(11.84%)	to	(11.13%)
Templeton Growth VIP Fund – Class 2
2018	2,845	2.35	to	2.02	6,782	1.98%	-	to	0.80%	(15.53%)	to	(14.85%)
2017	3,040	2.79	to	2.38	8,511	1.66%	-	to	0.80%	17.56%	to	18.50%
2016	3,575	2.37	to	2.01	8,466	2.06%	-	to	0.80%	8.75%	to	9.62%
2015	4,068	2.18	to	1.83	8,800	2.61%	-	to	0.80%	(7.24%)	to	(6.49%)
2014	4,308	2.35	to	1.96	9,997	1.36%	-	to	0.80%	(3.59%)	to	(2.81%)
TVST Touchstone Balanced Fund
2018 ‡	496	1.65	to	1.72	840	1.17%	0.25%	to	0.80%	(6.82%)	to	(6.30%)
2017	496	1.77	to	1.84	898	-	0.25%	to	0.80%	13.15%	to	13.77%
2016	512	1.57	to	1.62	817	1.48%	0.25%	to	0.80%	6.56%	to	7.15%
2015	467	1.47	to	1.51	693	1.88%	0.25%	to	0.80%	(0.77%)	to	(0.22%)
2014 ‡	400	1.48	to	1.51	596	1.55%	0.25%	to	0.80%	6.95%	to	7.54%

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
TVST Touchstone Bond Fund
2018	969	1.38	to	1.51	1,361	2.39%	-	to	0.80%	(2.66%)	to	(1.88%)
2017	1,013	1.42	to	1.54	1,458	-	-	to	0.80%	2.84%	to	3.67%
2016	1,095	1.38	to	1.49	1,528	1.97%	-	to	0.80%	0.01%	to	0.81%
2015 ‡	1,418	1.38	to	1.47	1,974	3.01%	-	to	0.80%	(2.08%)	to	(1.29%)
2014 ‡	2,027	1.41	to	1.49	2,876	3.52%	-	to	0.80%	3.18%	to	4.01%
TVST Touchstone Common Stock Fund
2018	2,747	1.98	to	2.28	5,547	1.26%	-	to	0.80%	(8.79%)	to	(8.05%)
2017	3,279	2.17	to	2.48	7,242	0.01%	-	to	0.80%	20.53%	to	21.50%
2016 ‡	3,259	1.80	to	2.04	5,946	1.66%	-	to	0.80%	10.37%	to	11.26%
2015 ‡	3,563	1.63	to	1.83	5,867	2.63%	-	to	0.80%	(0.61%)	to	0.19%
2014	4,001	1.64	to	1.83	6,600	1.67%	-	to	0.80%	9.46%	to	10.34%
TVST Touchstone Small Company Fund
2018	1,240	2.11	to	2.53	2,694	-	-	to	0.80%	(8.72%)	to	(7.98%)
2017	1,413	2.31	to	2.75	3,343	0.06%	-	to	0.80%	18.17%	to	19.12%
2016	1,533	1.95	to	2.31	3,051	0.07%	-	to	0.80%	19.27%	to	20.23%
2015 ‡	1,289	1.64	to	1.92	2,132	-	-	to	0.80%	(2.13%)	to	(1.34%)
2014	1,386	1.67	to	1.95	2,332	0.52%	-	to	0.80%	5.83%	to	6.68%
Virtus Duff & Phelps International Series – Class A Shares
2018	8,020	3.62	to	1.75	28,559	2.86%	-	to	0.80%	(17.34%)	to	(16.67%)
2017	8,768	4.38	to	2.10	37,580	1.57%	-	to	0.80%	15.02%	to	15.95%
2016 ‡	9,432	3.81	to	1.81	35,078	0.75%	-	to	0.80%	(2.39%)	to	(1.61%)
2015 ‡	10,963	3.90	to	1.84	41,527	2.25%	-	to	0.80%	(11.20%)	to	(10.48%)
2014	11,696	4.40	to	2.06	49,722	3.74%	-	to	0.80%	(4.67%)	to	(3.90%)
Virtus Duff & Phelps Real Estate Securities Series – Class A Shares
2018	2,088	8.23	to	5.95	17,023	1.60%	-	to	0.80%	(7.28%)	to	(6.53%)
2017	2,336	8.87	to	6.36	20,350	1.40%	-	to	0.80%	5.12%	to	5.97%
2016	2,594	8.44	to	6.01	21,374	1.79%	-	to	0.80%	5.97%	to	6.82%
2015	2,855	7.97	to	5.62	22,096	1.36%	-	to	0.80%	1.56%	to	2.38%
2014	3,230	7.84	to	5.49	24,552	1.14%	-	to	0.80%	30.57%	to	31.62%
Virtus KAR Capital Growth Series – Class A Shares
2018	14,073	7.23	to	1.97	101,194	-	-	to	0.80%	(8.00%)	to	(7.25%)
2017	15,264	7.85	to	2.12	118,455	-	-	to	0.80%	34.99%	to	36.07%
2016	16,930	5.82	to	1.56	96,853	-	-	to	0.80%	(1.66%)	to	(0.86%)
2015	18,421	5.92	to	1.57	106,827	-	-	to	0.80%	8.38%	to	9.26%
2014	20,324	5.46	to	1.44	108,630	0.06%	-	to	0.80%	10.84%	to	11.73%
Virtus KAR Small-Cap Growth Series – Class A Shares
2018	5,949	6.54	to	7.46	40,231	-	-	to	0.80%	10.77%	to	11.66%
2017	6,585	5.90	to	6.68	39,981	-	-	to	0.80%	39.73%	to	40.85%
2016	7,191	4.22	to	4.74	31,047	-	-	to	0.80%	24.92%	to	25.92%
2015	7,941	3.38	to	3.77	27,268	-	-	to	0.80%	(0.08%)	to	0.73%
2014	8,872	3.38	to	3.74	30,274	-	-	to	0.80%	4.66%	to	5.50%
Virtus KAR Small-Cap Value Series – Class A Shares
2018	5,940	3.58	to	3.86	23,081	0.88%	-	to	0.80%	(16.55%)	to	(15.88%)
2017	6,676	4.29	to	4.59	30,890	0.65%	-	to	0.80%	19.20%	to	20.16%
2016 ‡	7,721	3.60	to	3.82	29,780	1.98%	-	to	0.80%	25.53%	to	26.54%
2015 ‡	8,559	2.87	to	3.02	26,141	0.53%	-	to	0.80%	(2.15%)	to	(1.37%)
2014	9,380	2.93	to	3.06	29,147	0.60%	-	to	0.80%	1.02%	to	1.83%

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Shares
2018	4,399	6.12	to	2.96	25,532	3.92%	-	to	0.80%	(3.45%)	to	(2.66%)
2017	4,805	6.33	to	3.04	28,881	4.27%	-	to	0.80%	5.87%	to	6.72%
2016	5,239	5.98	to	2.85	29,656	4.44%	-	to	0.80%	8.42%	to	9.29%
2015	5,820	5.52	to	2.60	30,070	4.15%	-	to	0.80%	(2.05%)	to	(1.26%)
2014	6,286	5.63	to	2.64	33,049	4.78%	-	to	0.80%	1.09%	to	1.90%
Virtus Rampart Enhanced Core Equity Series – Class A Shares
2018 ‡	17,141	2.20	to	2.38	40,240	1.02%	-	to	0.80%	(13.56%)	to	(12.86%)
2017	18,903	2.55	to	2.73	50,994	1.58%	-	to	0.80%	21.98%	to	22.96%
2016	21,002	2.09	to	2.22	46,089	1.29%	-	to	0.80%	8.54%	to	9.41%
2015	23,544	1.93	to	2.03	47,231	0.86%	-	to	0.80%	(9.63%)	to	(8.91%)
2014	26,228	2.13	to	2.23	57,879	0.93%	-	to	0.80%	8.76%	to	9.64%
Virtus Strategic Allocation Series – Class A Shares
2018 ‡	4,049	7.38	to	2.33	29,717	1.33%	-	to	0.80%	(6.65%)	to	(5.89%)
2017	4,583	7.90	to	2.48	35,974	1.88%	-	to	0.80%	18.02%	to	18.97%
2016	5,104	6.70	to	2.08	33,879	1.66%	-	to	0.80%	0.02%	to	0.82%
2015	5,722	6.69	to	2.07	37,308	1.70%	-	to	0.80%	(6.14%)	to	(5.38%)
2014	6,245	7.13	to	2.18	43,300	2.13%	-	to	0.80%	6.65%	to	7.51%
Wanger International
2018	3,780	5.48	to	3.70	20,804	2.03%	-	to	0.80%	(18.36%)	to	(17.70%)
2017	4,186	6.72	to	4.49	28,118	1.20%	-	to	0.80%	31.85%	to	32.91%
2016 ‡	4,818	5.10	to	3.07	24,355	1.15%	-	to	0.80%	(2.19%)	to	(1.41%)
2015	5,474	5.21	to	3.12	28,145	1.44%	-	to	0.80%	(0.70%)	to	0.10%
2014	6,004	5.25	to	3.11	30,944	1.44%	-	to	0.80%	(5.17%)	to	(4.40%)
Wanger Select
2018	1,582	4.29	to	4.31	7,727	0.17%	-	to	0.80%	(13.12%)	to	(12.41%)
2017	1,697	4.94	to	4.92	9,464	0.18%	-	to	0.80%	25.66%	to	26.67%
2016	1,805	3.93	to	3.89	8,024	0.17%	-	to	0.80%	12.45%	to	13.36%
2015	2,181	3.50	to	3.43	8,563	0.01%	-	to	0.80%	(0.55%)	to	0.25%
2014	2,295	3.52	to	3.42	9,062	-	-	to	0.80%	2.32%	to	3.14%

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 5—Financial Highlights (Continued)
	At December 31,					For the periods ended December 31,
	Units (000's)	Unit Fair Value (Lowest to Highest)			Net Assets (000's)	Investment Income Ratio[1]	Expense Ratio [2] (Lowest to Highest)			Total Return [3] (Lowest to Highest)
Wanger USA
2018 ‡	5,681	6.38	to	4.82	37,119	0.09%	-	to	0.80%	(2.25%)	to	(1.46%)
2017	6,235	6.53	to	4.89	41,434	-	-	to	0.80%	18.63%	to	19.58%
2016	7,029	5.51	to	4.09	39,114	-	-	to	0.80%	12.78%	to	13.69%
2015	7,815	4.88	to	3.60	38,303	-	-	to	0.80%	(1.40%)	to	(0.61%)
2014 ‡	8,833	4.95	to	3.62	43,603	-	-	to	0.80%	3.95%	to	4.78%

*Amount is less than 500 units, $500 in net assets, .0005% of total return, or 0.005% of investment income ratio.
‡For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.
[1]The investment income ratios represent the annualized dividends, excluding distributions of capital gains, received by the investment option from the Fund, net of expenses of the underlying Fund, divided by the daily average net assets. These ratios exclude those expenses, such as mortality and expense charges that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the investment option is affected by the timing of the declaration of dividends by the Fund in which the investment option invests.
[2]The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.
[3]The total returns are for the periods indicated, including changes in the value of the Fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The unit value and total returns labeled ‘highest’ correspond with the product with the lowest expense ratio. The unit value and total return labeled ‘lowest’ correspond with the product with the highest expense ratio. There may be times that a product and/ or Fund are not active throughout the entire period indicated, in which case, those unit values and/or total returns may fall outside the range presented. Also, there may be times where the product with the lowest expense ratio has a lower unit value and/or total return shown than the product with the highest expense ratio. This can be caused by product and fund offerings starting at different unit values and at different points in time.

[4]From inception November 2, 2015 to December 31, 2015.	7On October 19, 2018, the SA Wellington Growth Portfolio – Class 1 merged into the SA AB Growth Portfolio. Investment Income Ratio and Total Return presented in 2018 is for the period of January 1, 2018 to October 19, 2018.

[5]From inception October 19, 2018 to December 31, 2018.	8On October 19, 2018, the SA Wellington Natural Resources Portfolio – Class 1 merged into the SA AB Growth Portfolio. Investment Income Ratio and Total Return presented in 2018 is for the period of January 1, 2018 to October 19, 2018.
6On October 19, 2018, the SA Wellington Growth and Income Portfolio – Class 1 merged into the SA AB Growth Portfolio. Investment Income Ratio and Total Return presented in 2018 is for the period of January 1, 2018 to October 19, 2018.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 6—Related Party Transactions and Charges and Deductions
Related Party Transactions
NNY and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. NNY is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.
Charges and Deductions
NNY makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.
Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and Expense Fees” (“M&E Fees”) or “Administrative Fees” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:
A.    Contract Maintenance Charges
The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate NNY for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:
Administration Charge – In accordance with terms of the contracts, NNY makes deductions for administrative charges. These charges are typically a flat dollar amount, but could also vary by face amount of coverage. Below is a table that summarizes the guaranteed maximum monthly deduction for the various plans offered by NNY:

Plan	Admin Charge
Corporate Edge	$10
Estate Edge	$20 (face amounts up to $400,000)
$-.05 per $1000 of face amount (face amounts of $400,001 to $1,600,000)
80 (face amounts of greater than $1,600,000)
Estate Strategies	$7.50 plus $-.02 per $1,000 of face amount
Executive Benefit VUL	$10
ICAP+* (Policy years 1-8)	.55% of the daily net asset value of the sub-account on annual basis
ICAP+* (Policy years 8+)	.20% of the daily net asset value of the sub-account on annual basis
Joint Edge	$10
Phoenix Benefit Choice VUL	$7
Phoenix Executive VUL (08XVUL)	$20
Phoenix Executive VUL (V614)	$10
Flex Edge Success	$10
Flex Edge	$10
Individual Edge	$10
Phoenix Joint Edge VUL	$10
RSVP Variable Life	$5
The Phoenix Edge	$10
The Phoenix Edge SPVL	None
* ICAP maximum is on an annual basis

Contract Surrender Charge – In accordance with terms of the contracts, NCNY charges a deduction for surrender charges. Because a contract value and duration may vary, the surrender charge may also vary. Below is a table that summarizes the surrender charge schedule for the various plans offered by NNY:

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Plan	Surrender Charge
Corporate Edge	None
Estate Edge	9 year schedule – level for 6 years then decreasing to zero by year 10
Estate Strategies	5 year schedule – decreasing to zero by year 6
Executive Benefit VUL	None
ICAP +	Contingent Deferred Sales Charge - 8 year period, decreasing to zero in year 9
Joint Edge	10 year schedule – level for 5 years then decreasing to zero by year 11
Phoenix Benefit Choice VUL	10 year schedule for base policy, 15 year schedule for level term rider
Phoenix Executive VUL (08XVUL)	None
Phoenix Executive VUL (V614)	None
Flex Edge Success	10 year schedule – level for 5 years then decreasing to zero by year 11
Flex Edge	10 year schedule – level for 5 years then decreasing to zero by year 11
Individual Edge	10 year schedule – level for 5 years then decreasing to zero by year 11
Phoenix Joint Edge VUL	10 year schedule
RSVP Variable Life	10 year period, level for 6 years and decreasing to zero by year 11
The Phoenix Edge	None, other than any unpaid policy charges in years 1-10
The Phoenix Edge SPVL	9 years, decreasing %, decreases to 0% in year 10

Cost of Insurance Charge – In accordance with terms of the contracts, NNY makes monthly deductions for costs of insurance to cover NNY's anticipated mortality costs. Because a contract value and death benefit may vary from month to month, the cost of insurance charge may also vary.
Monthly Mortality and Expense Risk Charge (“M&E” Fees) – The mortality and expense risk charge is typically deducted daily from contract value allocated to the variable sub-accounts, however, certain products assess the M&E Fees monthly. In accordance with terms of the contracts, Phoenix will make either monthly or daily deductions.
All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Contract Maintenance Charges” in the accompanying statements of changes in net assets. The total aggregate expense for the periods ended December 31, 2018 and 2017 were $44,589,924 and $45,384,035, respectively.
B.    Optional Rider and Benefit Charges
NNY may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Transfers for contract benefits and terminations” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.
C.    Daily M&E and Administrative Fees
As mentioned above, the M&E is typically deducted daily from contract value allocated to the variable sub-accounts. These expenses are included in separate line items “Mortality and Expense Fees” and “Administrative Fees” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. The total aggregate expense for the period ended December 31, 2018 was $3,277,505.
Below is a table that summarizes the guaranteed maximum annual equivalent M&E Fees deductions for the various plans offered by NNY:

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Corporate Edge and Phoenix Executive VUL		0.90%
Estate Edge (Years 1-15)	0.80%
Estate Edge (Years 16+)	0.25%
Estate Strategies	0.40%

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Executive Benefit VUL		0.90%
Flex Edge (Years 1-15)	0.80%
Flex Edge (Years 16+)	0.25%
Flex Edge Success (Years 1-15)	0.80%
Flex Edge Success (Years 16+)	0.25%
ICAP+ (Years 1-8)	0.60%
ICAP+ (Years 8+)	0.25%
Individual Edge (Year 1-15)	0.80%
Individual Edge (Years 16+)	0.25%
Joint Edge (Years 1 -15)	0.80%
Joint Edge (Years 16+)	0.25%
Phoenix Benefit Choice VUL (Years 1-20)		0.50%
Phoenix Benefit Choice VUL (Years 21+)		0.25%
Phoenix Express VUL	0.48%
Phoenix Joint Edge VUL (Years 1-20)		0.50%
Phoenix Joint Edge VUL (Years 21+)		0.25%
RSVP Variable Life	0.60%
The Phoenix Edge	0.50%
The Phoenix Edge - SPVL		0.80%
D.    Other Charges
NNY may deduct other charges depending on the policy terms.
Note 7—Distribution of Net Income
The Separate Account does not declare distributions to contract owners from accumulated net income. The contract owner's overall value will increase as the individual sub-account value increases and is distributed to contract owners as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.
Note 8—Diversification Requirements
Under the provisions of Section 817(h) of the Code, a contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each investment option is required to satisfy the requirements of Section 817(h). The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
NNY intends that each of the investment options shall comply with the diversification requirements.
Note 9—Other
Regulatory Matters
State regulatory bodies, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Internal Revenue Service (“IRS”) and other regulatory bodies regularly make inquiries of NCNY and NNY and, from time to time, conduct examinations or investigations concerning our compliance with laws and regulations related to, among other things, our insurance and broker-dealer subsidiaries, securities offerings and registered products. We endeavor to respond to such inquiries in an appropriate way and to take corrective action if warranted.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 9—Other  (Continued)
Note 10—Mergers, Liquidations, and Name Changes
A.    Mergers
On October 19, 2018 the SA Wellington Growth Fund, SA Wellington Growth and Income and SA Wellington Natural Resources Fund merged into surviving fund SA AB Growth Portfolio.
There were no mergers in 2017.
B.    Liquidations
There were no liquidations in 2017 or 2018.
C.    Name Changes
Effective July 2, 2018, the Deutsche Equity 500 Index VIP - Class A was renamed the DWS Equity 500 Index VIP - Class A.
Effective July 2, 2018, the Deutsche Small Cap Index VIP - Class A was renamed the DWS Small Cap Index VIP - Class A.
Effective October 27, 2017, the Sentinel Variable Products Balanced Fund was renamed the TVST Touchstone Balanced Fund.
Effective October 27, 2017, the Sentinel Variable Products Bond Fund was renamed the TVST Touchstone Bond Fund.
Effective October 27, 2017, the Sentinel Variable Products Common Stock Fund was renamed the TVST Touchstone Common Stock Fund.
Fund.
Effective October 9, 2017, the Anchor Series Trust Capital Appreciation Portfolio – Class 1 was renamed SA Wellington Capital ApprEffective October 27, 2017, the Sentinel Variable Products Small Company Fund was renamed TVST Touchstone Small Company eciation Portfolio – Class 1.
Effective October 9, 2017, the Anchor Series Trust Government and Quality Bond Portfolio – Class 1 was renamed SA Wellington Government and Quality Bond Portfolio – Class 1.
Effective October 9, 2017, the Anchor Series Trust Growth and Income Portfolio – Class 1 was renamed SA Wellington Growth and Income Portfolio – Class 1.
Effective October 9, 2017, the Anchor Series Trust Growth Portfolio – Class 1 was renamed SA Wellington Growth Portfolio – Class 1.
Effective October 9, 2017, the Anchor Series Trust Strategic Multi-Asset Portfolio - Class 1 was renamed the SA Wellington Multi-Asset Income Portfolio - Class 1.
Effective October 9, 2017, the Anchor Series Trust Natural Resources Portfolio – Class 1 was renamed SA Wellington Natural Resources Portfolio – Class 1.
Effective April 28, 2017, the Virtus Capital Growth Series - Class A Shares was renamed the Virtus KAR Capital Growth Series - Class A Shares.
Effective April 28, 2017, the Virtus Enhanced Core Equity Series - Class A Shares was renamed the Virtus Rampart Enhanced Core Equity Series - Class A Shares.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
Note 10—Mergers, Liquidations, and Name Changes (Continued)
Effective April 28, 2017, the Virtus International Series - Class A Shares was renamed the Virtus Duff & Phelps International Series - Class A Shares.
Effective April 28, 2017, the Virtus Multi-Sector Fixed Income Series - Class A Shares was renamed the Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares.
Effective April 28, 2017, the Virtus Real Estate Securities Series - Class A Shares was renamed the Virtus Duff & Phelps Real Estate Securities Series - Class A Shares.
Effective April 28, 2017, the Virtus Small-Cap Growth Series - Class A Shares was renamed the Virtus KAR Small-Cap Growth Series - Class A Shares.
Effective April 28, 2017, the Virtus Small-Cap Value Series - Class A Shares was renamed the Virtus KAR Small-Cap Value Series - Class A Shares.
D.    Other
Effective on or about October 27, 2017, the assets of the Sentinel Variable Products Trust (“Target Funds”) were reorganized into newly created series of the Touchstone Variable Series Trust (“Acquiring Funds”), pursuant to an agreement between Sentinel Asset Management, Inc. and Touchstone Advisors, Inc.
Note 11—Subsequent Events
We have evaluated events subsequent to December 31, 2018 and through the financial statement issuance date. There are no events requiring additional disclosure.

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Nassau Life Insurance Company and
Contract Owners of the Nassau Life Variable Universal Life Account:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Nassau Life Variable Universal Life Account (the Separate Account, formerly the Phoenix Life Variable Universal Life Account) as of the date listed in the Appendix, the related statements of operations, changes in net assets, and the related notes including the financial highlights in Note 5 for each of the years or periods listed in the Appendix (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations, changes in its net assets, and the financial highlights for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles. The financial highlights for the period ended December 31, 2014 were audited by other independent registered public accountants whose report, dated May 1, 2015, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2018, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts since 2015.
Hartford, Connecticut
April 26, 2019

Appendix
Alger Capital Appreciation Portfolio - Class I-2 Shares
Calvert VP S&P MidCap 400 Index Portfolio - Class I Shares
DWS Equity 500 Index VIP - Class A(1)
DWS Small Cap Index VIP - Class A(1)
Federated Fund for U.S. Government Securities II
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Service Class
Fidelity® VIP Growth Opportunities Portfolio - Service Class
Fidelity® VIP Growth Portfolio - Service Class
Fidelity® VIP Investment Grade Bond Portfolio - Service Class
Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2
Guggenheim VT Long Short Equity Fund
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Invesco V.I. Equity and Income Fund - Series II Shares
Invesco V.I. Mid Cap Core Equity Fund - Series I Shares
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio - Service Shares
Lord Abbett Series Fund Bond Debenture Portfolio - Class VC Shares
Lord Abbett Series Fund Growth and Income Portfolio - Class VC Shares
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC Shares
Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II
Morningstar Balanced ETF Asset Allocation Portfolio - Class II
Morningstar Growth ETF Asset Allocation Portfolio - Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II
Neuberger Berman AMT Guardian Portfolio - S Class
Neuberger Berman AMT Mid Cap Growth Portfolio - S Class
Oppenheimer Capital Appreciation Fund/VA - Service Shares
Oppenheimer Global Fund/VA-Service Shares
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO CommodityRealReturn® Strategy Portfolio - Advisor Class
PIMCO Real Return Portfolio - Advisor Class
PIMCO Total Return Portfolio - Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund
Rydex VT Nova Fund
SA BlackRock Multi-Asset Income Portfolio - Class 1
SA Wellington Capital Appreciation Portfolio - Class 1
SA Wellington Government and Quality Bond Portfolio - Class 1
SA Wellington Growth and Income Portfolio - Class 1
SA Wellington Growth Portfolio - Class 1
SA Wellington Multi-Asset Income Portfolio - Class 1
SA Wellington Natural Resources Portfolio - Class 1
Templeton Developing Markets VIP Fund - Class 2
Templeton Foreign VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2
TVST Touchstone Balanced Fund
TVST Touchstone Bond Fund
TVST Touchstone Common Stock Fund
TVST Touchstone Small Company Fund
Virtus Duff & Phelps International Series - Class A Shares
Virtus Duff & Phelps Real Estate Securities Series - Class A Shares
Virtus KAR Capital Growth Series - Class A Shares
Virtus KAR Small-Cap Growth Series - Class A Shares
Virtus KAR Small-Cap Value Series - Class A Shares
Virtus Newfleet Multi-Sector Intermediate Bond Series - Class A Shares
Virtus Rampart Enhanced Core Equity Series - Class A Shares
Virtus Strategic Allocation Series - Class A Shares
Wanger International
Wanger Select
Wanger USA

Statement of assets and liabilities as of December 31, 2018, the related statements of operations, changes in net assets, and the financial highlights for the period from October 19, 2018 to December 31, 2018.
SA AB Growth Portfolio
Statements of operations for the period from January 1, 2018 to October 19, 2018, statements of changes in net assets for the period from January 1, 2018 to October 19, 2018 and year ended December 31, 2017, and the financial highlights for the period from January 1, 2018 to October 19, 2018 and the three-year period ended December 31, 2017.
SA Wellington Growth and Income Portfolio – Class 1
SA Wellington Growth Portfolio – Class 1
SA Wellington Natural Resources Portfolio – Class 1
(1) See Note 1 to the financial statements for the former name of the sub-account.

NASSAU LIFE VARIABLE UNIVERSAL LIFE ACCOUNT
Nassau Life Insurance Company
One American Row
Hartford, Connecticut 06103-2899
1851 Securities, Inc.
One American Row
Hartford, Connecticut 06102
Underwriter
Independent Registered Public Accounting Firm
KPMG LLP
1 Financial Plaza 755 Main Street, 11th Floor
Hartford, CT 06103

Nassau Life Insurance Company
PO Box 22012
Albany, NY 12201-2012
Not insured by FDIC/NCUSIF or any federal government agency.
No bank guarantee. Not a deposit. May lose value.
Nassau Life Insurance Company
A member of The Nassau Companies of New York
www.nsre.com
OL4262 © 2018 The Nassau Companies of New York	12-18